Filed with the Securities and Exchange Commission on April 10, 2017

1933 Act File No. 333-200168
1940 Act File No. 811- 23011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	4	[	X	]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	7	[	X	]
(Check appropriate box or boxes.)

PENN CAPITAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
 Philadelphia, Pennsylvania 19112
 (Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, including Area Code:  (215) 302-1500
Richard A. Hocker
PENN Capital Funds Trust
Navy Yard Corporate Center 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112
(Name and Address of Agent for Service)
With copies to:
Lisa L.B. Matson, Esq.
PENN Capital Funds Trust
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O'Hare, Esq.
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.
[		]	As soon as practicable after the effective date of this registration statement

Explanatory Note:

This Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A relates only to the prospectus and statement of additional information of the Penn Capital Defensive Short Duration High Income Fund, Penn Capital Micro Cap Equity Fund and Penn Capital Small Cap Value Equity Fund, each a series of the Registrant, and does not otherwise delete, amend or supersede any information relating to any other series of the Registrant.

Subject to Completion—Dated [ ] 2017
The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Prospectus
July x, 2017
Penn Capital Defensive Short Duration High Income Fund
Institutional Class (Ticker: XXXXX)

Penn Capital Micro Cap Equity Fund
Institutional Class (Ticker: XXXXX)

Penn Capital Small Cap Value Equity Fund
Institutional Class (Ticker: XXXX)

LIKE ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents
SUMMARY SECTIONS	1
Penn Capital Defensive Short Duration High Income Fund	1
Penn Capital Micro Cap Equity Fund	8
Penn Capital Small Cap Value Equity Fund	13
MORE INFORMATION ABOUT THE FUNDS	18
PRINCIPAL RISKS	22
MANAGEMENT OF THE FUNDS	28
CLASSES OF SHARES	31
HOW TO BUY, SELL, EXCHANGE AND TRANSFER SHARES.	33
ADDITIONAL INFORMATION REGARDING PURCHASES AND REDEMPTIONS	40
DIVIDENDS, DISTRIBUTIONS, AND TAXES	41
HISTORICAL INVESTMENT ADVISOR PERFORMANCE INFORMATION	44
FINANCIAL HIGHLIGHTS	48
FOR MORE INFORMATION	49

i

SUMMARY SECTIONS
Penn Capital Defensive Short Duration High Income Fund
Investment Objective
The Penn Capital Defensive Short Duration High Income Fund (the "Fund") seeks to provide a high level of current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee Paid to the Fund (as a percentage of amount redeemed in 90 days or less from date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	x.xx %
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	x.xx%
Total Annual Fund Operating Expenses	x.xx
Less Fee Waiver and/or Expense Reimbursement(2)	- x.xx %
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)(2)	0.54%
__________________
(1)
"Other Expenses" are based on the estimated amounts for the current fiscal year and include "Acquired Fund Fees and Expenses" which are estimated to be less than [0.01%] of the average net assets of the Fund.

(2)
Penn Capital Funds Trust (the "Trust") and Penn Capital Management Company, Inc. (the "Advisor"), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending [July 1, 2018] do not exceed 0.54% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the waiver, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid.  The expense limitation agreement may be terminated by the Board of Trustees (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation applies only for the first year. Your actual costs may be higher or lower:
1 Year	3 Years

1

Institutional Class	$xx	$xxx

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  No portfolio turnover rate is provided because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in fixed income securities and loans that are rated below investment grade (i.e. "junk" bonds and loans). Fixed income securities in which the Fund may invest include debt securities such as bonds, notes and debentures and other similar instruments. The Fund expects to invest in high yield fixed income securities and loans that are rated at the time of purchase BBB- or lower by Standard & Poor's Financial Services LLC ("S&P") or Baa3 or lower by Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by the Advisor to be of comparable credit quality. The Advisor seeks to pursue a defensive investment strategy within the high yield debt securities market by investing in the higher credit quality tier of the overall high yield market, which the Advisor expects to yield more attractive premiums, with a lower likelihood of credit challenges relative to the overall high yield market. The Fund may invest in split rated securities (securities which have different ratings from the rating agencies) if one of the ratings is at least a B- rating from S&P or B3 from Moody's. The Fund will not invest in high yield bonds or loans rated CCC+ and lower by S&P, or Caa1 and lower by Moody's because the Advisor has determined that such bonds and loans are the riskiest, or lowest quality segment of the market and that they have historically been the most likely to default.

Although the Fund may invest in securities of any maturity, the Fund will normally target an average maturity of three years or less in an effort to emphasize a more defensive overall portfolio positioning. Maturity is a measure of the time until the principal amount of a bond or loan is due. The Fund typically focuses on instruments that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase). Duration is an approximate measure of the underlying portfolio's price sensitivity to changes in prevailing interest rates. Higher duration securities typically are more sensitive to interest rate changes. Conversely, bonds and loans with a shorter duration are typically less sensitive to interest rate changes. For example, the approximate percentage decrease in the price of a security with a three-year duration would be 3% in response to a 1% increase in interest rates. Duration takes into account a debt instrument's cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to the stated maturity date. Since shorter duration bonds are typically less volatile than longer duration bonds, the Fund's defensive positioning is expected to generally result in a lower standard deviation than the overall high yield market.

The Fund's investments in fixed income securities and loans will typically consist of U.S. dollar denominated high yield corporate bonds and notes. The Fund may invest in the securities of leveraged companies (i.e., companies that issue debt and other companies with leveraged capital structures). In addition, the Fund may have increased exposure to investments in the financials sector. The Fund may invest up to 25% of its net assets in foreign fixed-income securities, including those denominated in U.S. dollars or other currencies, or in loans issued by lenders based outside of the U.S.

The Fund may invest without limit in privately placed Rule 144A fixed-income securities. The Fund may invest up to 20% of its net assets in convertible bonds. The Fund intends to invest primarily in below-investment grade loans and other debt instruments, including bonds, notes, debentures and debt obligations issued by real estate investment trusts ("REITs"). The Fund may also invest in loans issued by banks and mortgage-backed securities, as well as investment grade loans and debt instruments.  The Fund also may invest in other investment companies, including exchange traded funds ("ETFs"), that have investment objectives similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein.
2

The Fund's investments in loans will be through syndicated loans.  Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks. Loan coupons are typically "floating" rate.  Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).  Floating rate coupons are typically set using the London Inter-Bank Offered Rate ("LIBOR") plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR).  The coupon determines the periodic interest payment that the loan holder will receive.
The Advisor considers both quantitative and qualitative factors in its evaluation and selection of investments for the Fund. Quantitative measures include the review of company financial statements and analysis of the company's projected future financial position.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.

The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The following principal risks could affect the value of your investment and the Fund's performance:
•
Agent Insolvency Risk.  In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

•
Bank Loan Risk. There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk.  Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund's ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments.  Extended trade settlement periods may result in cash not being immediately available to the Fund.  As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund may invest have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund's receipt of payments on the loan will be dependent on the third party's willingness and ability to make those payments to the Fund.
Loans generally are subject to legal or contractual restrictions on resale.  The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans.  For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time.  During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a loan can result in a loss.  Due to their subordination in the borrower's capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.
•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying

3

securities.  Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.
•	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to meet its financial obligations.
•
Debt/Fixed Income Securities Risk.  The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•
Foreign Securities Risk.  Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality, commonly known as "junk" bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer's ability to honor its obligations.

•
Interest Rate Risk.  An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest.  The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.

•
Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•
Leveraged Companies Risk.  Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company's securities. Leveraged companies can have limited access to additional capital.

4

•
Liquidity Risk.  Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor's success or failure to implement the Fund's investment strategies.
•
Market Risk.  The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•
Maturity Risk.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

•
Mortgage-Backed Securities Risk.  The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). Extension risk slows the return of principal to investors, limiting the amount of cash flow to be reinvested at higher yields.

•
Portfolio Turnover Risk. The Advisor's tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases a Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund's performance.

•
Prepayment Risk.  Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

•
Private Placement Risk.  The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission ("SEC").  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that the Advisor determines to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities.

•
Rating Agencies Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. Generally, investment risk and price volatility increase as a security's credit rating declines.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings,

5

or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the Fund to experience a loss, increase the Fund's transaction costs or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
REIT Risk.  Debt securities issued by REITs are, for the most part, general and (may be) unsecured obligations and are subject to risks associated with REITs.  A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•
Volatility Risk. The value of securities in the Fund's portfolio may go down. The Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund's share price may decline and you could lose money.

Performance Information
No performance information is available since the Fund had not commenced investment operations as of the date of this Prospectus.
Management
Investment Advisor
Penn Capital Management Company, Inc. is the Fund's investment advisor (the "Advisor").
Portfolio Managers:	Richard A. Hocker, Founder, Chief Investment Officer and Chief Executive Officer of the Advisor. He has managed the Fund since inception in 2017.

Peter R. Duffy, CFA, Senior Portfolio Manager of the Advisor. He has managed the Fund since inception in 2017.
Purchase and Sale of Fund Shares
The minimum initial investment for Institutional Class shares is $100,000.

The minimum subsequent purchase amount for Institutional Class is $100.

You may purchase, exchange or redeem Fund shares on any day that the New York Stock Exchange ("NYSE") is open for trading, subject to certain restrictions.  Purchases and redemptions may be made by mailing an application or redemption request to PENN Capital Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by wire, or by calling 1-844-302-PENN (7366). You also may visit the Fund's website at www.penncapitalfunds.com to access your mutual fund account information and request transactions including subsequent purchases, redemptions and exchanges.  Investors who wish to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding any fees charged directly by the intermediary and the hours during which orders to purchase or redeem shares may be placed.

Tax Information
The Fund's distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
6

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or fund supermarket), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.
7

PENN CAPITAL MICRO CAP EQUITY FUND
Investment Objective
The Penn Capital Micro Cap Equity Fund (the "Fund") seeks to provide capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee Paid to the Fund (as a percentage of amount redeemed in 90 days or less from date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	x.xx %
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	x.xx%
Total Annual Fund Operating Expenses	x.xx
Less Fee Waiver and/or Expense Reimbursement(2)	- x.xx %
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)(2)	1.19%
__________________
(3)
"Other Expenses" are based on the estimated amounts for the current fiscal year and include "Acquired Fund Fees and Expenses" which are estimated to be less than [0.01%] of the average net assets of the Fund.

(4)
Penn Capital Funds Trust (the "Trust") and Penn Capital Management Company, Inc. (the "Advisor"), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending [July 1, 2018] do not exceed 1.19% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the waiver, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid.  The expense limitation agreement may be terminated by the Board of Trustees (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation applies only for the first year. Your actual costs may be higher or lower:
	1 Year	3 Years
Institutional Class	$xx	$xxx

8

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  No portfolio turnover rate is provided because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of micro capitalization companies. Micro capitalization companies are defined for this purpose as companies with market capitalizations that, at the time of purchase, fall within the range of companies in the Russell Microcap® Index. As of March 31, 2017, the minimum and maximum market capitalizations included in the Russell Microcap® Index were approximately $5 million and $2 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
The Advisor expects to invest primarily in publicly traded securities, and, to a lesser extent, privately placed restricted securities and other financial instruments for which there is a more limited trading market. Equity securities in which the Fund may invest include common stock; other investment companies, including exchange traded funds ("ETFs"); American Depositary Receipts ("ADRs"); and real estate investment trusts ("REITs"). The Advisor may invest in private placements in these types of securities.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt and other companies with leveraged capital structures). The Fund also may invest in other investment companies, including ETFs, that have investment objectives similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund generally intends to invest in approximately 50 to 150 securities identified by the Advisor's fundamental, bottom-up value driven research. The Advisor seeks to invest in companies that it believes have significant growth potential. The Advisor seeks to maximize the Fund's growth potential by investing in securities that it believes are selling at a reasonable valuation in view of their future projected cash flows.  The portfolio construction process involves both quantitative and qualitative fundamental analysis.  Quantitative measures include the review of company financial statements and analysis of the company's financial metrics relative to its peer group.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.

The Advisor conducts a macro economic analysis to determine potential industry over and underweights relative to the benchmark. The Advisor actively manages industry weights and individual security positions based on bottom-up fundamental research and macro economic overlay.

The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The following principal risks could affect the value of your investment and the Fund's performance:

•
ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information

9

concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•
Foreign Securities Risk.  Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•
Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

•
Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•
Leveraged Companies Risk.  Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company's securities. In the event of liquidation or bankruptcy, a company's creditors take precedence over the company's stockholders. Leveraged companies can have limited access to additional capital.

•
Liquidity Risk.  Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor's success or failure to implement the Fund's investment strategies.

•
Market Risk.  The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•
Micro-Capitalization Companies Risk.  Micro-capitalization companies may be newly formed or in the early stages of development with more limited product lines, markets, managerial or financial resources. not have the size, resources and other assets of large capitalization companies.  As a result, the securities of micro-capitalization companies may be subject to greater market risks and fluctuations in value than small or even medium capitalization companies or may not correspond to changes in the stock market in general.  In addition,

10

micro-capitalization companies may be particularly affected by loss of key personnel. There may be less public information about micro capitalization companies and they may be more affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The stock of micro capitalization companies may be more volatile and more thinly traded (and thereby more difficult for the Fund to buy and sell at an optimal time or price) than the stock of small and mid-capitalization companies.

•
Portfolio Turnover Risk. The Advisor's tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases a Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund's performance.

•
Private Placement Risk.  The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission ("SEC").  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that the Advisor determines to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities.

•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the Fund to experience a loss, increase the Fund's transaction costs or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
REIT Risk. A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•
Volatility Risk. The value of securities in the Fund's portfolio may go down. The Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund's share price may decline and you could lose money.

Performance Information
No performance information is available since the Fund had not commenced investment operations as of the date of this Prospectus.
Management
Investment Advisor
Penn Capital Management Company, Inc. is the Fund's investment advisor (the "Advisor").
Portfolio Managers:	Richard A. Hocker, Founder, Chief Investment Officer and Chief Executive Officer of the Advisor. He has managed the Fund since inception in 2017.

J. Paulo Silva, Senior Portfolio Manager and Partner of the Advisor. He has managed the Fund since inception in 2017.
Purchase and Sale of Fund Shares
The minimum initial investment for Institutional Class shares is $100,000.

The minimum subsequent purchase amount for Institutional Class is $100.
11

You may purchase, exchange or redeem Fund shares on any day that the New York Stock Exchange ("NYSE") is open for trading, subject to certain restrictions.  Purchases and redemptions may be made by mailing an application or redemption request to PENN Capital Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by wire, or by calling 1-844-302-PENN (7366). You also may visit the Fund's website at www.penncapitalfunds.com to access your mutual fund account information and request transactions including subsequent purchases, redemptions and exchanges.  Investors who wish to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding any fees charged directly by the intermediary and the hours during which orders to purchase or redeem shares may be placed.

Tax Information
The Fund's distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or fund supermarket), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.
12

Penn Capital Small Cap Value Equity Fund

Investment Objective
The Penn Capital Small Cap Value Equity Fund (the "Fund") seeks to provide capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee Paid to the Fund (as a percentage of amount redeemed in 90 days or less from date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	x.xx %
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	x.xx%
Total Annual Fund Operating Expenses	x.xx
Less Fee Waiver and/or Expense Reimbursement(2)	- x.xx %
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)(2)	0.99%
__________________
(5)
"Other Expenses" are based on the estimated amounts for the current fiscal year and include "Acquired Fund Fees and Expenses" which are estimated to be less than [0.01%] of the average net assets of the Fund.

(6)
Penn Capital Funds Trust (the "Trust") and Penn Capital Management Company, Inc. (the "Advisor"), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending [July 1, 2018] do not exceed 0.99% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the waiver, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid.  The expense limitation agreement may be terminated by the Board of Trustees (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation applies only for the first year. Your actual costs may be higher or lower:
	1 Year	3 Years
Institutional Class	$xx	$xxx

13

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  No portfolio turnover rate is provided because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of small-capitalization companies. Small-capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase between the lessor of (i) $50 million or the market capitalization of the smallest company included in the Russell 2000® Value Index and (ii) the greater of $4 billion or the market capitalization of the largest company included in the Russell 2000® Value Index.   As of March 31, 2017, the minimum and maximum market capitalizations included in the Russell 2000® Value Index were approximately $35 million and $13 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
The Fund seeks to buy "value stocks," which are stocks of companies that the Advisor believes have prices in the market that are priced at relative discounts to market and historical valuations.  Value stocks could also have high book values (i.e., values based on their respective assets minus their liabilities, as reflected on their balance sheets) in relation to the prices at which their common stocks trade in the market. Equity securities in which the Fund may invest include common stock; other investment companies, including exchange traded funds ("ETFs"); American Depositary Receipts ("ADRs"); and real estate investment trusts ("REITs"). The Advisor may invest in private placements in these types of securities.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt and other companies with leveraged capital structures). The Fund also may invest in other investment companies, including ETFs, that have investment objectives similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund generally intends to invest in approximately 50 to 90 securities identified by the Advisor's fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis.  Quantitative measures include the review of company financial statements and analysis of the company's financial metrics relative to its peer group.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.

The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The following principal risks could affect the value of your investment and the Fund's performance:

•
ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage

14

expenses. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•
Foreign Securities Risk.  Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•
Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•
Leveraged Companies Risk.  Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company's securities. In the event of liquidation or bankruptcy, a company's creditors take precedence over the company's stockholders. Leveraged companies can have limited access to additional capital.

•
Liquidity Risk.  Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor's success or failure to implement the Fund's investment strategies.

•
Market Risk.  The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•
Portfolio Turnover Risk. The Advisor's tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases a Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund's performance.

•
Private Placement Risk.  The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission ("SEC").  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that the Advisor determines to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities.

•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the Fund to experience a loss, increase the Fund's transaction costs or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions as such shareholder reallocates its assets.

15

•
REIT Risk. A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•
Small-Capitalization Companies Risk.  Small-capitalization companies may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.  In addition, small-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

•
Value Style Risk.  Value investing is the risk that the market will not recognize a security's book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

•
Volatility Risk. The value of securities in the Fund's portfolio may go down. The Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund's share price may decline and you could lose money.

Performance Information
No performance information is available since the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Advisor
Penn Capital Management Company, Inc. is the Fund's investment advisor (the "Advisor").

Portfolio Managers:	Richard A. Hocker, Founder, Chief Investment Officer and Chief Executive Officer of the Advisor. He has managed the Fund since inception in 2017.

J. Paulo Silva, CFA, Senior Portfolio Manager and Partner of the Advisor. He has managed the Fund since inception in 2017.

Purchase and Sale of Fund Shares
The minimum initial investment for Institutional Class shares is $100,000.

The minimum subsequent purchase amount for Institutional Class is $100.

You may purchase, exchange or redeem Fund shares on any day that the New York Stock Exchange ("NYSE") is open for trading, subject to certain restrictions.  Purchases and redemptions may be made by mailing an application or redemption request to PENN Capital Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by wire, or by calling 1-844-302-PENN (7366). You also may visit the Fund's website at www.penncapitalfunds.com to access your mutual fund account information and request transactions including subsequent purchases, redemptions and exchanges.  Investors who wish to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding any fees charged directly by the intermediary and the hours during which orders to purchase or redeem shares may be placed.

Tax Information
The Fund's distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
16

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or fund supermarket), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.
17

MORE INFORMATION ABOUT THE FUNDS

PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The Penn Capital Defensive Short Duration High Income Fund seeks to provide seeks to provide a high level of current income. This objective and the Fund's investment strategies are non-fundamental and may be changed by the Board without shareholder approval.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in fixed income securities and loans that are rated below investment grade (i.e. "junk" bonds and loans).  Fixed income securities in which the Fund may invest include debt securities such as bonds, notes and debentures, and other similar instruments. The Fund expects to invest in high yield fixed income securities and loans that are rated at the time of purchase BBB- or lower by Standard & Poor's Financial Services LLC ("S&P") or Baa3 or lower by Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by the Advisor to be of comparable credit quality. In pursuing its defensive strategy, the Fund anticipates that it will normally invest in the higher credit quality tier of the overall high yield debt securities market, which the Advisor expects to yield more attractive premiums, with a lower likelihood of credit challenges relative to the overall high yield market. The Fund may invest in split rated securities (securities which have different ratings from the rating agencies) if one of the ratings is at least a B- rating from S&P or B3 from Moody's.  The Fund will not invest in high yield bonds or loans rated CCC+ and lower by S&P, or Caa1 and lower by Moody's because the Advisor has determined that such bonds and loans are the riskiest, or lowest quality segment of the market and that they have historically been the most likely to default.

Although the Fund may invest in securities of any maturity, the Fund will normally target an average maturity of three years or less in an effort to emphasize a more defensive overall portfolio positioning. Maturity is a measure of the time until the principal amount of a bond or loan is due. The Fund typically focuses on instruments that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase). Duration is an approximate measure of the underlying portfolio's price sensitivity to changes in prevailing interest rates. Higher duration securities typically are more sensitive to interest rate changes. Conversely, bonds and loans with a shorter duration are typically less sensitive to interest rate changes. For example, the approximate percentage decrease in the price of a security with a three-year duration would be 3% in response to a 1% increase in interest rates. Duration takes into account a debt instrument's cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to the stated maturity date. Since shorter duration bonds are typically less volatile than longer duration bonds, the Fund's defensive positioning is expected to generally result in a lower standard deviation than the overall high yield market.

The Fund's investments in fixed income securities and loans will typically consist of U.S. dollar denominated high yield corporate bonds and notes. The Fund may invest in the securities of leveraged companies (i.e., companies that issue debt and other companies with leveraged capital structures). In addition, the Fund may have increased exposure to investments in the financials sector. The Fund may invest up to 25% of its net assets in foreign fixed-income securities, including those denominated in U.S. dollars or other currencies, or in loans issued by lenders based outside of the U.S.

The Fund may invest without limit in privately placed Rule 144A fixed-income securities. The Fund may invest up to 20% of its net assets in convertible bonds. The Fund intends to invest primarily in below-investment grade loans and other debt instruments, including bonds, notes, debentures and debt obligations issued by real estate investment trusts ("REITs"). The Fund may also invest in loans issued by banks and mortgage-backed securities, as well as investment grade loans and debt instruments.  The Fund also may invest in other investment companies, including exchange traded funds ("ETFs"), that have investment objectives similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein.  Investment in ETFs also is permitted to track fixed income indices in an effort to manage the Fund's cash holdings. Investments in ETFs that have a policy
18

of investing at least 80% of their assets in debt instruments or investments that provide exposure to fixed income securities and loans may be used to satisfy Fund's 80% investment policy.
The Fund's investments in loans will be through syndicated loans.  Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks.  A syndicated bank loan is purchased either via "assignment" or "participation".  When a loan is purchased via assignment, the buyer is approved by the borrower and becomes the legal lender of record.  When a loan is purchased via participation, the buyer receives the right to repayment but is not the legal lender of record.  Most loans acquired by the Fund will be via assignment.
Loan coupons are typically "floating" rate.  Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).  Floating rate coupons are typically set using the London Inter-Bank Offered Rate ("LIBOR") plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR).  The coupon determines the periodic interest payment that the loan holder will receive.  Some loans contain a "LIBOR Floor," which sets a minimum level on which to base the calculation of the coupon.  Other loans do not contain a LIBOR Floor, and those coupons typically will be the sum of the 3-month market rate of LIBOR plus the spread.  Coupons usually reset quarterly based upon the prevailing LIBOR rate.
The Fund seeks to maintain a well-diversified portfolio of credit instruments with the objective to seek a high level of current income. The Advisor considers both quantitative and qualitative factors in its evaluation and selection of investments for the Fund. Quantitative measures include the review of company financial statements and analysis of the company's projected future financial position.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.  The Advisor will closely examine the sources of a company's liquidity, including cash, available bank lines and ability to refinance to determine the likelihood of maturity.

The Fund anticipates a higher than average portfolio turnover rate.

PENN CAPITAL MICRO CAP EQUITY FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The Penn Capital Micro Cap Equity Fund seeks to provide capital appreciation. This objective and the Fund's investment strategies are non-fundamental and may be changed by the Board without shareholder approval.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of micro capitalization companies. Shareholders will be given at least 60 days advance notice of any change to the Fund's 80% investment policy. Micro capitalization companies are defined for this purpose as companies with market capitalizations that, at the time of purchase, fall within the range of companies in the Russell Microcap® Index. As of March 31, 2017, the minimum and maximum market capitalizations included in the Russell Microcap® Index were approximately $5 million and $2 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
The Advisor expects to invest primarily in publicly traded securities, and, to a lesser extent, privately placed restricted securities and other financial instruments for which there is a more limited trading market. Equity securities in which the Fund may invest include common stock; other investment companies, including exchange traded funds ("ETFs"); American Depositary Receipts ("ADRs"); and real estate investment trusts ("REITs"). The Advisor may invest in private placements in these types of securities.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt and other companies with leveraged capital structures). The Fund also may invest in other investment companies, including ETFs, that have investment objectives similar to the Fund's or that otherwise are permitted investments
19

with the Fund's investment policies described herein. Investment companies that have a policy of investing at least 80% of their assets in equity securities of micro capitalization companies or investments that provide exposure to micro capitalization companies may be used to satisfy the Fund's 80% policy. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund generally intends to invest in approximately 50 to 150 securities identified by the Advisor's fundamental, bottom-up value driven research. The Advisor seeks to invest in companies that it believes have significant growth potential. The Advisor seeks to maximize the Fund's growth potential by investing in securities that it believes are selling at a reasonable valuation in view of their future projected cash flows.  The portfolio construction process involves both quantitative and qualitative fundamental analysis.  Quantitative measures include the review of company financial statements and analysis of the company's financial metrics relative to its peer group.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor applies a series of fundamental financial and qualitative analysis steps in selecting investments. The Advisor determines relative value by analyzing the earnings before interest, tax, depreciation and amortization ("EBITDA") and Enterprise Value ("EV"), which is the market capitalization plus debt, minority interest and preferred shares, minus total cash and cash equivalents, of the investment universe. The other primary metrics are Price relative to Free Cash Flow and EV/Sales. When considering relative value and private market value analysis, other metrics can be utilized and vary based on a company's industry and comparables. Other valuation methods considered included price to earnings, price to book, total return potential, solid balance sheet, and valuation of hidden assets. Qualitative methods include seeking companies that employ competent, well incentivized management teams and exhibit competitive advantages within their industry. Within this group, the Advisor identifies companies with significant catalysts that will propel their earnings and profitability.

The Advisor conducts a macro economic analysis to determine potential industry over and underweights relative to the benchmark. The Advisor actively manages industry weights and individual security positions based on bottom-up fundamental research and macro economic overlay.

The Fund anticipates a higher than average portfolio turnover rate.

PENN CAPITAL SMALL CAP VALUE EQUITY FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The Penn Capital Small Cap Value Equity Fund seeks to provide capital appreciation.  This objective and the Fund's investment strategies are non-fundamental and may be changed by the Board without shareholder approval.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of small-capitalization companies. Shareholders will be given at least 60 days advance notice of any change to the Fund's 80% investment policy. Small-capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase between the lessor of $50 million or the market capitalization of the smallest company included in the Russell 2000® Value Index and the greater of $4 billion or the market capitalization of the largest company included in the Russell 2000® Value Index.   As of March 31, 2017, the minimum and maximum market capitalizations included in the Russell 2000® Value Index were approximately $35 million and $13 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
The Fund seeks to buy "value stocks," which are stocks of companies that the Advisor believes have prices in the market that are priced at relative discounts to market and historical valuations when comparing earnings before interest, tax, depreciation and amortization ("EBITDA"), cash flow, and sales.  Value stocks could also have high book values (i.e., values based on their respective assets minus their liabilities, as reflected on their balance sheets) in relation to the prices at which their common stocks trade in the market. Equity securities in which the Fund may invest include common stock; other investment companies, including exchange traded funds ("ETFs"); American Depositary Receipts ("ADRs"); and real estate investment trusts ("REITs"). The Advisor may invest in private
20

placements in these types of securities.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt and other companies with leveraged capital structures). The Fund also may invest in other investment companies, including ETFs, that have investment objectives similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. Investment companies that have a policy of investing at least 80% of their assets in equity securities of small capitalization companies or investments that provide exposure to small capitalization companies may be used to satisfy the Fund's 80% policy. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund generally intends to invest in approximately 50 to 90 securities identified by the Advisor's fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis.  Quantitative measures include the review of company financial statements and analysis of the company's financial metrics relative to its peer group.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.

The Fund anticipates a higher than average portfolio turnover rate.

TEMPORARY INVESTMENTS (All Funds)
In order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and may invest, without limitation, in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments. The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  A defensive position, taken at the wrong time, may have an adverse impact on a Fund's performance. A Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
21

PRINCIPAL RISKS

An investment in a Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.

	Penn Capital Defensive Short Duration High Income Fund	Penn Capital Micro Cap Equity Fund	Penn Capital Small Cap Value Equity Fund
ADR Risk		X	X
Agent Insolvency Risk	X
Bank Loan Risk	X
Convertible Securities Risk	X
Credit Risk	X
Debt/Fixed Income Securities Risk	X
ETF Risk	X	X	X
Financials Sector Risk	X
Foreign Securities Risk	X	X	X
Growth Companies Risk		X
High Yield Securities Risk	X
Interest Rate Risk	X
Investments in Other Investment Companies Risk	X	X	X
Leveraged Companies Risk	X	X	X
Liquidity Risk	X	X	X
Management Risk	X	X	X
Market Risk	X	X	X
Maturity Risk	X
Micro-Capitalization Companies Risk		X
Mortgage-Backed Securities Risk	X
Portfolio Turnover Risk	X	X	X
Prepayment Risk	X
Private Placement Risk	X	X	X
Rating Agencies Risk	X
Redemption Risk	X	X	X
REIT Risk	X	X	X
Small-Capitalization Companies Risk			X
Value Style Risk			X
Volatility Risk	X	X	X

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
22

Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

Bank Loan Risk. There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk.  Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund's ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments.  Extended trade settlement periods may result in cash not being immediately available to the Fund.  As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which a Fund may invest have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund's receipt of payments on the loan will be dependent on the third party's willingness and ability to make those payments to the Fund.

Loans generally are subject to legal or contractual restrictions on resale.  The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans.  For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time.  During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a loan can result in a loss.

Subordinated loans generally are subject to similar risks as those associated with investments in senior loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders or may be unsecured. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. These loans are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt that is not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible proportionate securities.
Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  A Fund's investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund's convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.
23

Credit Risk. A Fund could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Advisor or the rating agencies than such securities actually do.

Debt/Fixed Income Securities Risk. The value of your investment in a Fund may change in response to changes in interest rates.  An increase in interest rates may cause a fall in the value of the debt securities in which the Fund invests.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in a Fund may change in response to the credit ratings of the Fund's portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security's credit rating declines. The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund's return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.  Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities.  Distressed debt securities may also be less liquid than higher quality debt securities.

ETF Risk. Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles) may involve duplication of certain fees and expenses.  By investing in an ETF, a Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF's fees and expenses which are paid by the Fund as an ETF shareholder.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations.  If the ETF fails to achieve its investment objective, the Fund's investment in the ETF may adversely affect the Fund's performance.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share ("NAV") and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate a Fund's holdings at the most optimal time, adversely affecting the Fund's performance.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Foreign Securities Risk. If a Fund invests in foreign securities and ADRs, an investment in that Fund may have the following additional risks:

•	foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;
•
changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

•
fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;

24

•
foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation.  There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

•	foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;
•	certain foreign brokerage commissions and custody fees may be higher than those in the United States;
•
dividends payable on the foreign securities contained in the Fund's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to a Fund's shareholders; and

•	prices for stock or ADRs may fall over short or extended periods of time.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

High Yield Securities Risk. Securities rated below investment grade, i.e., Ba or BB and lower ("junk" bonds), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Interest Rate Risk. If a Fund invests in fixed income securities, the value of your investment in that Fund may change in response to changes in interest rates.  An increase in interest rates may cause a fall in the value of the fixed income securities in which a Fund invests, while a decrease in interest rates may cause a rise in the value of the fixed income securities in which a Fund invests.  The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.  Changes in interest rates will affect the value of higher-quality securities more than lower-quality securities. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors including government policy, inflation expectations and supply and demand. A substantial increase in interest rates may have an adverse impact on the liquidity of a security, especially those with longer maturities. Changes in government monetary policy, including changes in tax policy or changes in a central bank's implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed nor that any such policy will have the desired effect on interest rates. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.

Investments in Other Investment Companies Risk. Investments in other investment companies, including money market funds, may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes a shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company's fees and expenses which the Fund pays as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. If the other investment company fails to achieve its investment objective, the Fund's investment in the other investment company may adversely affect the Fund's performance.
25

Leveraged Companies Risk.  Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company's securities. Leveraged companies can have limited access to additional capital, which can limit their ability to capitalize on attractive business opportunities and make it more difficult for them to weather challenging business environments.

Companies with leveraged capital structures may be undergoing difficult business circumstances. These companies may face a greater risk of liquidation, reorganization or bankruptcy than companies with lower levels of leverage. In the event of liquidation, reorganization or bankruptcy, a company's creditors take precedence over the company's stockholders, which makes recovery of those stockholders' investment relatively less likely.

Liquidity Risk. Certain securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like.  As a result, a Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Illiquidity may result from political, economic or issuer specific events; changes in a specific market's size or structure, including the number of participants; or overall market disruptions. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Management Risk. Each Fund is actively managed and its performance may reflect the Advisor's ability to make decisions which are suited to achieving a Fund's investment objectives.  Due to its active management, a Fund could under perform other mutual funds with similar investment objectives.

Market Risk. The market values of securities owned by a Fund will go up or down, sometimes rapidly or unpredictably. Securities or other investments may decline in value due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. The value of a security may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or adverse investor sentiment generally. They may also go up or down due to factors that affect an individual issuer or a particular sector. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities held by the Fund will participate in or otherwise benefit from the advance. Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

Micro-Capitalization Companies Risk.  Micro-capitalization companies may be newly formed or in the early stages of development with more limited product lines, markets, managerial or financial resources. not have the size, resources and other assets of large capitalization companies.  As a result, the securities of micro-capitalization companies may be subject to greater market risks and fluctuations in value than small or even medium capitalization companies or may not correspond to changes in the stock market in general.  In addition, micro-capitalization companies may be particularly affected by loss of key personnel. There may be less public information about micro capitalization companies and they may be more affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The smaller the company, the greater effect these risks may have on that company's operations and performance.  The stock of micro capitalization companies may be more volatile and more thinly traded (and thereby more difficult for the Fund to buy and sell at an optimal time or price) than the stock of small and mid-capitalization companies.  For these and other reasons, the prices of micro-capitalization securities can fluctuate more significantly than the securities of larger companies.
26

Mortgage-Backed Securities Risk.  The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates. Extension risk slows the return of principal to investors, limiting the amount of cash flow to be reinvested at higher yields. In contrast, bonds not subject to prepayment risks have fixed cash flows, because the cash flows are not altered by changes in interest rates.

Portfolio Turnover Risk. The Advisor's tactical investment process is expected to result in a high portfolio turnover rate. High portfolio turnover, or frequent trading, involves correspondingly greater expenses, such as brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in higher taxable gains.  Increased transaction costs could detract from the Fund's performance.

Prepayment Risk. Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund's income, yield and its distributions to shareholders. Securities subject to prepayment may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates.

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not registered with the SEC.  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that the Advisor determines to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities.

Rating Agencies Risk. The value of your investment in the Fund may change in response to the credit ratings of that Fund's portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security's credit rating declines.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.  In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Redemption Risk.  The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.  In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If one decision maker has control of Fund shares owned by separate Fund shareholders, including clients of the Advisor, redemptions by these shareholders may further increase the Fund's redemption risk. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.
27

REIT Risk. A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

Small-Capitalization Companies Risk. If a Fund invests in small-capitalization companies, an investment in the Fund may have the following additional risks:

•	analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available;

•
securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies;

•	changes in the value of smaller company stocks may not mirror the fluctuation of the market;

•	more limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks; and

•
small-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Risk.  Value investing is the risk that the market will not recognize a security's book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Volatility Risk. The value of securities in the Fund's portfolio may go down. The Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund's share price may decline and you could lose money.

For these and other reasons, the prices of small-capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company's operations and performance.  As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

MANAGEMENT OF THE FUNDS

Organization.  Each Fund is a series of PENN Capital Funds Trust (the "Trust").   The Board oversees the business of the Trust and the Funds.  The Board meets periodically to review each Fund's performance, monitor investment activities, and discuss other matters affecting the Funds.  Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Funds' Statement of Additional Information ("SAI").

Investment Advisor.  Penn Capital Management Company, Inc., Navy Yard Corporate Center, 1200 Intrepid Avenue, Suite 400, Philadelphia, Pennsylvania 19112, is the Funds' investment advisor.  The Advisor has provided
28

investment advisory and management services to clients since 1987. As of December 31, 2016, the Advisor had approximately $[5.4] billion in discretionary assets under management.

The Advisor receives an advisory fee from the Funds at an annual rate of each Fund's average daily net assets, as shown in the following table:
Annual Advisory Fee
Penn Capital Defensive Short Duration High Income Fund	xx%
Penn Capital Micro Cap Equity Fund	xx%
Penn Capital Small Cap Value Equity Fund	xx%

The Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Funds' total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below. The expense limitation agreement will remain in place for the period ending [July 1, 2018]. Thereafter, the expense limitation agreement for the Funds will be reviewed each year, at which time the continuation of the expense limitation agreement will be discussed by the Advisor and the Board. The expense limitation agreement also provides that the Advisor is entitled to be reimbursed by a Fund for any fees it waived and/or expenses it paid for a period of three years following the waiver, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid.

Institutional Class
Penn Capital Defensive Short Duration High Income Fund	0.54%
Penn Capital Micro Cap Equity Fund	1.19%
Penn Capital Small Cap Value Equity Fund	0.99%

At its own expense, the Advisor may compensate certain financial institutions, including the Funds' distributor, for providing distribution and distribution-related services and/or for performing certain administrative/shareholder servicing functions for the benefit of the Funds' shareholders.  These payments may create an incentive for such financial institutions to recommend the purchase of the Funds' shares.

A discussion regarding the basis for the Board's initial approval of the investment advisory agreement between the Trust and the Advisor on behalf of each Fund will be available in the Funds' next report to shareholders.

The Advisor's Equity Team is overseen by Richard A. Hocker and Eric J. Green, CFA.

•
Richard A. Hocker founded the Advisor in 1987 and serves as Chief Investment Officer and Chief Executive Officer, with oversight responsibility for the Advisor's overall portfolio strategies. Mr. Hocker's investment experience spans over forty years. Previously, he was a Partner with Delaware Investment Advisors (1977-1987), and also founded Covenant Bank, which was acquired by Wachovia Corporation. Mr. Hocker received his B.S. and M.B.A. from the Kogod School of Business, American University.

•
Eric J. Green, CFA, is a Senior Managing Partner and the Director of Research.  Mr. Green has oversight responsibility for the Advisor's equity portfolio strategies and guides the day-to-day research process.  Mr. Green joined the Advisor in 1997. Previously, Mr. Green was a financial analyst with the SEC in the Division of Investment Management.  Mr. Green received a B.S./B.A., cum laude, from the Kogod School of Business, American University, and an M.B.A. from the Yale School of Management.

The Advisor's Fixed Income Team is overseen by Mr. Hocker, Mr. Green, and Peter R. Duffy, CFA.

•
Peter R. Duffy, CFA is a Partner, Senior Portfolio Manager, and the Chair of the Advisor's Credit Committee. Mr. Duffy joined the Advisor in 2006.  Previously, Mr. Duffy was a Director for Deutsche Asset Management and a Manager of Finance for GE Capital, as well as Management Consultant for

29

Arthur Andersen LLP. Mr. Duffy received a B.S., summa cum laude, from Villanova University, and an M.B.A. from The Wharton School of the University of Pennsylvania.

Portfolio Managers.

Penn Capital Defensive Short Duration High Income Fund
The portfolio managers primarily responsible for the Penn Capital Defensive Short Duration High Income Fund's day-to-day management are:

Richard A. Hocker, Founder, Chief Investment Officer and Chief Executive Officer.  Information about Mr. Hocker is provided above.  Mr. Hocker has managed the Fund since inception in 2017.

Peter R. Duffy, CFA, Senior Portfolio Manager, and Partner.  Information about Mr. Duffy is provided above.  Mr. Duffy has managed the Fund since inception in 2017.

Penn Capital Micro Cap Equity Fund
The portfolio managers primarily responsible for the Penn Capital Micro Cap Equity Fund's day-to-day management are:

Richard A. Hocker, Founder, Chief Investment Officer and Chief Executive Officer.  Information about Mr. Hocker is provided above.  Mr. Hocker has managed the Fund since inception in 2017.

J. Paulo Silva, CFA is Senior Portfolio Manager and Managing Partner. Mr. Silva joined the Advisor in 2002.  Previously, Mr. Silva was an engineer with the firm GZA GeoEnvironmental. Mr. Silva received a B.S. in Civil Engineering, summa cum laude, from Tufts University, and an M.B.A. from the Yale School of Management.

Penn Capital Small Cap Value Equity Fund
The portfolio managers primarily responsible for the Penn Capital Small Cap Value Equity Fund's day-to-day management are:

Richard A. Hocker, Founder, Chief Investment Officer and Chief Executive Officer.  Information about Mr. Hocker is provided above.  Mr. Hocker has managed the Fund since inception in 2017.

J. Paulo Silva, CFA is Senior Portfolio Manager and Managing Partner. Information about Mr. Silva is provided above.  Mr. Silva has managed the Fund since inception in 2017.

The SAI provides additional information about each portfolio manager's compensation arrangements, other accounts managed, and ownership of shares in the Funds that they manage.

Fund Distributor.  Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor"), acts as the Trust's distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisor, U.S. Bancorp Fund Services, LLC, U.S. Bank N.A. or their affiliates.

Fund Transfer Agent, Administrator and Accountant.  U.S. Bancorp Fund Services, LLC serves as the Funds' administrator, fund accountant, transfer agent and dividend disbursing agent (the "Transfer Agent").

Custodian.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, LLC, serves as the Funds' custodian (the "Custodian").

Disclosure of Portfolio Holdings.  A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI, which is available without charge on the Funds' website at www.penncapitalfunds.com and by calling the Funds at 1-844-302-PENN (7366).
30

CLASSES OF SHARES

When and How NAV is Determined.  Each Fund's share price is known as its NAV.  The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees, including management, administration and other fees, which are accrued daily. Each Fund's share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The Funds do not determine the NAV on any day when the NYSE is not open for trading, such as weekends and certain national holidays, including New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities and other assets for which market quotations are readily available are generally priced at their market value. If market quotations are readily available for portfolio securities listed on a securities exchange, a Fund values those securities at the official closing price of the day or, if there is no official closing price, at the most recent quoted bid price. Because a Fund may invest in foreign securities, the Fund's NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined.  Foreign currency exchange rates are generally determined as of the close of the NYSE. Fixed income securities and bank loans are generally priced on the basis of valuations provided by an independent pricing service.  Independent pricing services value fixed income securities and bank loans at an evaluated bid price by employing methodologies that use actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.  A Fund's portfolio holdings may also consist of shares of other investment companies in which the Fund invests.  The value of each such investment company will be its NAV at the time the Fund's shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company's prospectus.  The investment company's prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.  For all other securities, methods approved by the Board are used that are designed to price securities at their fair market values.

Fair Value Determinations.  Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board's oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

 Because the Funds may invest in securities that are traded primarily in foreign markets, a significant gap in time can exist between the time of a particular security's last trade on a foreign market, and the time at which a Fund calculates its NAV.  If an event that could materially affect the value of the Fund's securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund's securities may no longer reflect their market value at the time the Fund calculates its NAV.  In such a case, the Fund may use fair value methods to value such securities.

 Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.
31

About Institutional Class Shares.

You may be charged a fee by your financial intermediary, broker or agent for purchases, sales or other transactions conducted through those parties. You should consult your financial intermediary, broker or agent to determine what, if any, fees they will charge you directly.

Eligible investors who purchase Institutional Class shares may do so at the Funds' NAV without a sales charge or other fee.
Certain financial intermediaries that make the Funds' shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Funds' Transfer Agent.  The Advisor or its affiliates may pay all or a portion of those fees out of their own resources (that is, without additional cost to a Fund or its shareholders).  The compensation is discretionary and may be available only to selected selling and servicing agents. The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary's sales of Fund shares, assets in Fund shares held by the intermediary's customers, or other factors.  In addition, consistent with applicable regulations, the Advisor or its affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Funds; recreational activities; gifts; and/or other non-cash items.  See the SAI for a discussion of marketing and support payments and sub-transfer agency policies.

The Trust has adopted a Shareholder Servicing Plan (the "Servicing Plan") that allows the Funds to pay servicing fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions that provide shareholder services, such as for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.  Under the Servicing Plan, each Fund may pay servicing fees to such intermediaries at an annual rate not to exceed 0.15% of the average daily value of net assets.  Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Institutional Class Shares
Institutional Class shares are offered primarily to investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals. Institutional Class shares also may be offered through certain financial intermediaries that charge their customers transaction or other service fees with respect to their customers' investments in the Funds.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances, and "wrap account" or "managed fund" programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for a Fund and do not require a Fund or the Advisor to pay an annual administrative or service fee greater than 0.25% generally may purchase Institutional Class shares, subject to investment minimums and any applicable waivers.

The minimum initial investment for Institutional Class shares is $100,000. The Advisor may waive the initial minimum in certain circumstances, including but not limited to the following:

*	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.

*	Employees of the Advisor and its affiliates and their families.

*	Employee benefit plans sponsored by the Advisor.

*	Certain wrap or other fee based programs offered by financial intermediaries.
32

*	Trustees of the Trust and their families.

*	Institutional clients of the Advisor.

*	An investment that officers of the Trust determine, in their sole discretion, would not adversely affect the Advisor's ability to manage a Fund effectively.

*	Defined contribution plans of at least $5 million or defined contribution plans that the Advisor believes will reach the $100,000 minimum within the first year.

*	The minimum initial investment for registered investment advisors purchasing shares for their clients through transaction fee programs is $100,000 per Fund or as stipulated by the clearing platform.

Before making an investment in Institutional Class shares, you should call the Fund at 1-844-302-PENN (7366) to determine if you are eligible to invest in Institutional Class shares. You will receive an application form and further instructions on how to invest. The Funds' Transfer Agent must receive your completed application before you may make an initial investment.

HOW TO BUY, SELL, EXCHANGE AND TRANSFER SHARES.

The following chart summarizes how to buy, sell, exchange and transfer shares. The Funds do not issue share certificates.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your application as part of the Funds' Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent if you need additional assistance with your application.

If the Funds do not have a reasonable basis for determining your identity, the account will be rejected or you will not be allowed to perform transactions on the account until the necessary information to confirm your identity is received. The Funds reserve the right to close the account within five (5) business days if such information is not received.  The Funds reserve the right to reject purchases, or suspend or redeem an account, without the owner's permission, if the Funds reasonably believe there is suspicious, fraudulent, or illegal activity in the account.

The Funds' shares have not been registered for sale outside of the United States.

Accounts opened by entities such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.
33

If You Want To	Your Choices	Information Important for You to Know
Buy Shares	First, select the appropriate share Class.	Refer to section entitled "Classes of Shares – About Institutional Class Shares". Be sure to read this Prospectus carefully.
Next, determine the amount of your investment.
For Institutional Class shares, the minimum initial investment is $100,000.  There is no minimum initial investment for retirement plans.  (The minimums for initial investments may be reduced or waived under certain circumstances.)
Financial advisors, broker-dealers, bank trust departments, or other financial intermediaries offering asset allocation models or other fee-based programs may have initial investment minimums of less than $100,000.  Consult your investment professional for the minimum initial investment specified by the program's provider.

Have your financial consultant, selected securities dealer or other financial intermediary submit your purchase order.
In addition to purchasing shares directly from the Funds, you may invest through financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale. Such financial intermediaries, in turn, are authorized to designate other financial intermediaries to receive purchase orders for Fund shares from investors.
The price of your shares is based on the next calculation of NAV after receipt of your order.  Purchase orders must be received in "good order" and the Fund reserves the right to reject any transaction instructions that are not in good order. "Good order" means that your purchase request includes:  (i) the name of the Fund, (ii) the dollar amount of shares to be purchased, (iii) your purchase application or investment stub, and (iv) a check payable to the Fund in which you are investing, or, if paying by wire, receipt of Federal funds.  The requirements for good order may be revised at any time and without prior notice.
Purchase orders received in good order prior to the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time) are priced at the NAV determined that day.  If a purchase order is received by a financial intermediary (including any authorized designee thereof) prior to 4:00 p.m., Eastern time, such order will be deemed by the Fund to have been received prior to the deadline for receiving that day's NAV. Certain financial intermediaries, however, may require submission of orders prior to 4:00 p.m. Eastern time.
Purchase orders received after 4:00 p.m. Eastern time are priced based on the NAV determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain financial intermediaries may charge a fee to process a purchase.

Purchase through the Transfer Agent
Purchase By Mail
Send a completed account application along with a check payable to PENN Capital Funds Trust to the following address:
(regular mail)
PENN Capital Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701
(overnight)
PENN Capital Funds Trust

34

If You Want To	Your Choices	Information Important for You to Know

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Funds' Transfer Agent.
Checks must be drawn on a U.S. bank in U.S. dollars for the exact amount of the purchase.  You will receive the NAV next determined after the Transfer Agent receives your check and completed application.  The Funds will not accept payment in cash, money orders, U.S. Treasury checks, credit card checks, traveler's checks, starter checks, drafts or third party checks. The Funds are unable to accept post-dated checks or any conditional order or payment.  If your check does not clear, you will be charged a $25 service charge and for any other losses sustained by the Funds.

Purchase By Wire
If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application.  You may mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your financial institution to send the wire.  Your financial institution must include the name of the Fund you are purchasing, the account number, and your name so that the wire may be correctly applied.  Your bank should transmit funds by wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: PENN Capital Funds Trust, [INSERT FUND NAME HERE]
[SHAREHOLDER NAME - SHAREHOLDER ACCOUNT #]
Federal fund purchases will only be accepted on a day on which the Funds and the Custodian are open for business. Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Add to Your Investment	Purchase additional shares
The minimum investment for additional purchases is generally $100. (The minimums for additional purchases may be waived under certain circumstances.)
If you purchased your shares through the Transfer Agent, forms for additional contributions are included with your account statements or by calling 1-844-302-PENN (7366). You may purchase additional shares via wire. Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit of your wire.

35

If You Want To	Your Choices	Information Important for You to Know
Your financial consultant, selected securities dealer or other financial intermediary may also submit your order.
	Acquire additional shares through the automatic dividend reinvestment plan	Unless you elect to receive dividends in cash, all dividends are automatically reinvested.
Participate in the automatic investment plan
You may invest a specific amount on a periodic basis through the Transfer Agent. The current minimum for such automatic investments is $100 (subsequent to the minimum initial investment). The minimum may be waived or revised under certain circumstances. To participate in the plan, your financial institution must be a member of the Automated Clearing House ("ACH") network. You may change or terminate your participation in the plan at any time by notifying the Transfer Agent five (5) business days prior to your next transaction.  To change your financial institution, a signature guarantee or signature validation may be required. If your financial institution rejects your transaction, the Transfer Agent will charge a $25 fee to your account. Selected securities dealers or other financial intermediaries may also offer automatic investment plans.

Sell Your Shares	Have your financial consultant, selected securities dealer or other financial intermediary submit your sales order.
The price of your shares is based on the next calculation of NAV after receipt of your order. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your selected securities dealer or other financial intermediary (or an authorized designee thereof) prior to that day's close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
Certain financial intermediaries, however, may require submission of orders prior to that time. Redemption requests received after that time are priced at the NAV at the close of regular trading on the next business day. Certain financial intermediaries may charge a fee to process a sale of shares.
The Fund may reject an order to sell shares under certain circumstances permitted by the SEC, including during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings.

Sell through the Transfer Agent
You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the back cover of this Prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required, but may be waived, if your redemption proceeds (i) are more than $100,000, (ii) are payable or sent to any person, address or bank account not on record, (iii) are sent to an address on record that has changed within 30 calendar days, or (iv) when ownership is being changed on the account. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or signature validation in other instances based on the circumstances relative to the particular situation.  You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange or registered securities association. A notary public seal will

36

If You Want To	Your Choices	Information Important for You to Know

not be acceptable. You may have to supply additional documentation at the request of the Transfer Agent, depending on the type of account. Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election will generally be subject to a 10% withholding.  Shares held in IRA accounts may be redeemed by telephone at 1-844-302-PENN (7366).  Investors will be asked whether or not to withhold taxes from any distribution.
All requests received in good order by the Transfer Agent before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) will be processed that day and the proceeds will usually be sent the next day.  "Good order" means your letter of instruction includes:  (i) the name of the Fund; (ii) the dollar amount of shares to be redeemed; (iii) signatures of all registered shareholders exactly as the shares are registered and a signature guarantee, when applicable; and (iv) the account number.  You may have a check sent to the address of record, proceeds may be wired to your pre-determined financial institution account or proceeds may be sent via electronic funds transfer through the ACH network using instructions previously provided to the Transfer Agent for your account. There is a $15 fee for outgoing wire transfers. In all cases, proceeds will be processed within seven calendar days following a properly completed request. If you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay usually will not exceed 12 calendar days from the date of purchase.
You may also sell shares held at the Transfer Agent by telephone request if the amount being sold does not exceed $100,000 and if certain other conditions are met. Contact the Transfer Agent at 1-844-302-PENN (7366) for details.  If an account has more than one owner or authorized person, the Transfer Agent will accept telephone instructions from any one owner or authorized person.

Sell Shares Systematically	Participate in a Fund's Systematic Withdrawal Plan
You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your financial institution account of at least $100 per payment if you have at least $10,000 in your account. You can generally arrange through the Transfer Agent or your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount as frequently as monthly, subject to certain conditions. Under either method, you should have dividends automatically reinvested.
Ask your financial intermediary or the Transfer Agent for details. Each withdrawal is generally a taxable event for federal income tax purposes.

37

If You Want To	Your Choices	Information Important for You to Know
Exchange Your Shares	Select the Fund into which you want to exchange.
You can exchange your shares of a Fund for shares of another Penn Capital Fund subject to the policies and procedures adopted by the participating securities dealer or other financial intermediary and to the policies described below. The minimum exchange amount is $2,500. Exchanges generally are considered a sale for federal income tax purposes.
Fund shares generally are exchangeable for shares of the same Class of another Penn Capital Fund.
To exercise the exchange privilege, contact your financial consultant, selected securities dealer or other financial intermediary or call the Transfer Agent at 1-844-302-PENN (7366).

Transfer Shares to Another Securities Dealer or Other Financial Intermediary	Transfer to a participating securities dealer or other financial intermediary
You may transfer your Fund shares to another selected securities dealer or other financial intermediary if authorized dealer agreements are in place between the Distributor and the transferring intermediary and the Distributor and the receiving intermediary. Certain shareholder services may not be available for all transferred shares. All future trading of these assets must be coordinated by the receiving intermediary.

	Transfer to a non-participating securities dealer or other financial intermediary	You must either: • Transfer your shares to an account with the Transfer Agent or • Sell your shares.

During periods of substantial economic or market change, you may find telephone redemptions difficult to implement and may encounter higher than usual call waits.  Telephone trades must be received by or prior to market close.  Please allow sufficient time to place your telephone transaction prior to market close.  If a servicing agent or shareholder cannot contact the Transfer Agent by telephone, they should make a redemption request in writing in the manner described earlier. Once a telephone transaction has been placed, it cannot be canceled or modified.

Right to Suspend Sales and Reject Purchase Orders. The Funds reserve the right to suspend the offering of shares at any time, and to reject a purchase order.

The Advisor and the Funds are dedicated to minimizing or eliminating short-term and/or active trading in the Funds. Purchases and exchanges of the Funds should be made for long-term investment purposes. Short-term or excessive trading into or out of a Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the Fund's long-term shareholders, the Board has adopted the following policies and has authorized the Advisor to make adjustments to specific provisions in these policies as necessary to ensure their effectiveness.

The Funds discourage frequent purchases and redemptions of Fund shares, whether for "market timing" or any other purpose. Accordingly, the Funds reserve the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary.  For example, a Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor's opinion, has a pattern of short-term or excessive trading in the Funds or whose trading has been disruptive to a Fund.

The Funds monitor trading activity in a variety of ways. Active trading within a 30-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Funds may reject trades from any shareholder who the Funds believe is engaged in excessive trading, whether or not in violation of these guidelines. The Funds may consider trading patterns over a longer period than 30 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and reserve the right to consider trading
38

activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Funds' shareholders.

Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Funds may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Funds may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.

In addition, the Funds attempt to limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round-trip exchange per participant within a 30-day period. It is the responsibility of plan sponsors to communicate the Funds' restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs. Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs may not be subject to these exchange limits.

The Distributor may enter into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such financial advisors and other financial intermediaries undertake to cooperate with the Advisor and the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading of the Funds' shares through such accounts.  Certain plan recordkeepers may offer the Funds a menu of options designed to limit active trading.  These options may include blocking of exchanges or round-trip limitations for certain time periods.  Generally, the Funds prefer to implement buy blocks, whereby a participant who initiates a sale in a Fund would not be able to make a purchase for 30 days.  This limitation does not include payroll contributions, rollovers, loan transactions, automatic rebalancing or other similar transactions.  It may not be practical for each plan sponsor and/or recordkeeper to implement this systematic limitation or other short-term trading policies.  The Funds will accept as adequate reasonable policies and procedures to detect and deter active trading even though those policies may not be as restrictive as those of the Funds.  Shareholders who own Fund shares through plan sponsors may request copies of such policies and procedures from those plan sponsors and/or recordkeepers.

For purposes of application of these policies, the Funds generally do not consider the following types of transactions to be active trading (unless significant in size or frequency of trades):

*	With respect to discretionary wrap programs, changes in investment models by research teams;

*	"Rebalancing" transactions by brokers or investment advisors to align accounts with target portfolios;

*	"Rebalancing" transactions by shareholders between taxable and non-taxable accounts;

*	Sales and purchases effected for the purpose of changing the class of Fund shares held;

*	Sales and purchases effected for the purpose of realizing tax gains/losses in order to offset other tax gains/losses; and

*	Sales and purchases effected by plan sponsors, recordkeepers or other intermediaries for various operational purposes.

Redemption Fee. To discourage frequent short-term trading in Fund shares, the Funds impose a redemption fee on redemptions, including exchanges for shares of other Penn Capital Funds.  If you purchase Fund shares you will be
39

charged a 2.00% fee for any redemption of those shares made 90 days or less from the initial purchase.  The 90-day period begins on the purchase date and ends 90 days from that date.

This redemption fee is assessed and retained by a Fund for the benefit of the remaining shareholders. The redemption fee is not a sales charge and is not paid to the Advisor or any third party.  The redemption fee applies to redemptions from a Fund and exchanges from a Fund into another Fund advised by the Advisor.  The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. For this purpose, shares of a Fund will be treated as redeemed as follows: first, reinvested shares; second, on a first-in, first-out (FIFO) basis.  The Funds reserve the right to modify the terms of, or terminate, this fee at any time.

The redemption fee is not imposed in connection with the following:

*	redemption of shares associated with periodic distributions from retirement accounts (including IRAs and retirement plans);

*	redemption of shares acquired through reinvestments of dividends or capital gain distributions;

*	redemption of shares in certain hardship situations, such as death or disability of the shareholder;

*	redemption of shares to return an excess contribution to a retirement account;

*	redemption of shares in connection with qualified default investment alternatives;

*	redemption of shares as part of a systematic plan, such as an Automatic Investment Plan or Systematic Withdrawal Plan; and

*
redemption of shares through omnibus accounts or financial intermediaries in connection with periodic rebalancing of asset allocation programs or fund of funds products, if it has been determined that such activity does not constitute frequent trading.

If your shares are held through an intermediary in an omnibus account, the Trust relies on the intermediary to assess the redemption fee on underlying shareholder accounts. The Trust seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fees. There are no assurances that the Trust will be successful in identifying all intermediaries or that the intermediaries will properly assess the fees.

Certain intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain intermediaries may exempt transactions not listed from redemption fees, if approved by the Trust. Persons redeeming shares through an intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

The Funds reserve the right to waive the redemption fee in other circumstances.

ADDITIONAL INFORMATION REGARDING PURCHASES AND REDEMPTIONS

Policy on Foreign Shareholders.  Shares of the Funds have not been registered for sale outside of the United States. To invest in the Funds, you must be a U.S. citizen, resident alien or a U.S. entity, you must have a U.S. tax identification (social security or employer identification) number, and you must reside in the United States and its territories or have a U.S. military address. The Funds reserve the right to refuse investments from shareholders or entities that must file a W-8 form. The Funds reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

Liquidating Small Accounts.  Because of the high cost of maintaining smaller shareholder accounts, if you redeem shares and your account balance falls below $500, the Funds may redeem all of your shares in your account after
40

sixty (60) days' written notice to you.  A redemption of all of your shares generally will be treated as a sale for federal income tax purposes and may be subject to tax.

Responsibility for Fraud.  The Funds will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so.  Please protect your account information and keep it private.  Contact the Funds immediately about any transactions you believe to be unauthorized.

Retirement Distributions.  A request for distribution from an IRA or other retirement account may be delayed by the Funds pending proper documentation.  If a shareholder does not want tax withholding from distributions, the shareholder may state in the distribution request that no withholding is desired and that the shareholder understands that there may be a liability for income tax on the distribution, including penalties for failure to pay estimated taxes.

Redemption in Kind.  The Funds reserve the right to pay shareholders redeeming large amounts with, in whole or in part, securities instead of cash in certain circumstances.  If your shares are thusly redeemed in kind, you will incur transaction costs when you subsequently sell the securities distributed to you.  You should also understand that, as a result of subsequent market volatility, the net proceeds from the ultimate sale of any securities that you receive upon a redemption may vary, either positively or negatively, and perhaps significantly, from the redemption value of your Fund shares. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Unclaimed Property. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the "inactivity period" specified in your state's abandoned property laws.  If the Funds are unable to locate a shareholder, they will determine whether the shareholder's account can legally be considered abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements.  The shareholder's last known address of record determines which state has jurisdiction.  Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.

Householding.  In order to control costs associated with mailings, the Funds will, until notified otherwise, send only one copy of each Prospectus, shareholder report and proxy statement to each household address that it has on record for you and your family members living in the same home.

This process, known as "householding," does not apply to account statements, confirmations or personal tax information.  If you do not wish to participate in householding, or wish to discontinue householding at any time, call 1-844-302-PENN (7366).  The Funds will resume separate mailings to you within 30 days of your request.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  The Penn Capital Defensive Short Duration High Income Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least monthly.  The Penn Capital Micro Cap Equity Fund and Penn Capital Small Cap Value Equity Fund expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually.  Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Distributions may be taken in cash or in additional shares at NAV.  For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued. Dividends and capital gain distributions will be automatically reinvested in additional shares unless a shareholder has elected, by written notice to the Funds, or by telephone, to receive
41

dividends and capital gain distributions in cash.  Any changes to the distribution option should be submitted at least 5 days in advance of the payment date for the distribution.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current NAV for the applicable Fund, and to reinvest all subsequent distributions.

Annual Statements
Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you.  However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid "Buying a Dividend"
At the time you purchase your Fund shares, a Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax Considerations
Fund Distributions.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Because the income of the Penn Capital Defensive Short Duration High Income Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

Sale or Redemption of Fund Shares.  A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.  The Funds are required to report to you and the Internal Revenue Service ("IRS") annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem ("covered shares"). Cost basis will be calculated using the Funds' default method, unless you instruct a Fund to use a different calculation method. The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time.  You may choose a method other than the Funds' standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in
42

the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Fund.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements.  Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares.  A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of "DIVIDENDS, DISTRIBUTIONS, AND TAXES" is not intended or written to be used as tax advice.  Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

43

HISTORICAL INVESTMENT ADVISOR PERFORMANCE INFORMATION
Although the Funds are newly organized and do not yet have their own performance record, the Advisor manages certain discretionary investment management accounts (i.e., actual private funds and separately managed accounts) using substantially similar investment objectives, policies and strategies as the Funds (collectively, the "Related Accounts").  The tables below show those returns for the composites of all Related Accounts (the "Related Account Composites") and for the Funds' broad based benchmark indices.  The Advisor claims compliance with Global Investment Performance Standards (GIPS®) and that claim of compliance has been verified by ACA Performance Services, an independent third-party verifier, between the dates January 1, 2004 and December 31, 2016.  The index information is provided to represent the investment environment existing at the time periods shown.  Indices do not reflect the deduction of fees, expenses or taxes.  Individuals cannot invest directly in an index.  No performance information is shown for the Funds, which do not yet have their own performance records as of the date of this Prospectus.  Investors should not consider this performance data as an indication of the future performance of the Funds or the Related Account Composites.

The performance figures for the Related Account Composites are shown "net of fees," which means that they reflect the deduction of all actual fees and expenses of the Related Accounts during the periods shown (i.e., they reflect the payment of management fees, brokerage commissions and execution costs paid by the Related Accounts included in the Related Account Composites, without taking into account federal or state income taxes), and not the fees and expenses payable by the Funds.  The Penn Capital Small Cap Value Equity Related Account Composite consists of a single account managed by the Advisor that is not charged a management fee; accordingly, the performance figures shown reflect the deduction of a model advisory fee in addition to brokerage commissions and execution costs incurred by the Related Account. None of the Related Accounts are registered as an investment company under the 1940 Act.   The Related Accounts included in the Related Account Composites were not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.  Additionally, although it is anticipated that the Funds and Related Accounts included in the Related Account Composites may hold similar securities, their investment results are expected to differ.  In particular, differences in asset sizes and in cash flows resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular Fund holdings.   In addition, the Funds' total operating expenses are generally expected to be higher than those of the Related Accounts; if the Funds' expenses were reflected, the performance shown would be lower.  These differences do not alter the conclusion that the Funds and their corresponding Related Accounts have substantially similar investment objectives, policies and strategies.  Please remember that past performance is not indicative of future returns, and that the investment return and principal value of an investment will fluctuate, sometimes dramatically, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Historical performance information for the Related Account Composites and broad based benchmark indices are shown below.   Performance figures are time-weighted rates of return, which include the deduction of portfolio transaction costs.  The GIPS® calculation method differs from guidelines of the SEC for calculating performance of mutual funds.  All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.  Additional information regarding Advisor's policies and procedures for calculating and reporting performance returns, and a listing and description of all of its composites, are available upon request by calling 1-844-302-PENN (7366).  The Advisor has been verified in its claim of compliance with the GIPS® standards including having a Performance Examination of the Related Account Composites for the periods January 1, 2004 through December 31, 2016 conducted by ACA Performance Services, an independent third-party verifier.
44

Historical Performance Information for the Advisor of the Penn Capital Defensive Short Duration High Income Fund

Penn Capital Short Duration High Yield Related Account Composite

Year Ended December 31	Related Account Composite Total Return (Net of Fees)*	BOFA ML US HY Cash Pay BB-B Rated 1-3 Yrs Index (reflects no deduction for fees, expenses or taxes)	Related Account Composite Total Assets (Millions)

2016 2015	6.86% 2.24	10.56% 0.30	$75.32 79.11
2014	0.91	1.97	69.67
2013**	4.76	5.37	35.52

*"Net of Fees" performance reflects the deduction of all actual fees and expenses of the Related Accounts during the periods shown and not the fees and expenses payable by the Penn Capital Defensive Short Duration High Income Fund.
**Inception date February 1, 2013.

The year-to-date total return of the Related Account Composite as of March 31, 2017 was [____]%.

Average Annual Total Returns as of December 31, 2016

	1 Year	Since Inception*
Penn Capital Short Duration High Yield Related Account Composite (Net of Fees)**	6.86%	3.75%
BOFA ML US HY Cash Pay BB-B Rated 1-3 Yrs Index (reflects no deduction for fees, expenses or taxes)	10.56	4.57

* Inception date February 1, 2013.
** "Net of Fees" performance reflects the deduction of all actual fees and expenses of the Related Accounts during the periods shown and not the fees and expenses payable by the Penn Capital Defensive Short Duration High Income Fund.
45

Historical Performance Information for the Advisor of the Penn Capital Micro Cap Equity Fund

Penn Capital Micro Cap Equity Related Account Composite

Year Ended December 31	Related Account Composite Total Return (Net of Fees)*	Russell Microcap Index (reflects no deduction for fees, expenses or taxes)	Related Account Composite Total Assets (Millions)

2016 2015	26.32% 0.48	20.37% -5.16	$442.59 361.23
2014	-5.08	3.65	266.19
2013	48.14	45.62	295.37
2012	20.34	19.75	274.54
2011	-16.60	-9.27	245.93
2010	35.66	28.89	92.31
2009	111.26	27.48	77.63
2008	-45.57	-39.78	26.55
2007	-10.03	-8.00	13.10
2006**	9.50	10.70	1.23

*"Net of Fees" performance reflects the deduction of all actual fees and expenses of the Related Accounts during the periods shown and not the fees and expenses payable by the Penn Capital Micro Cap Equity Fund.
** Inception date September 1, 2006.

The year-to-date total return of the Related Account Composite as of March 31, 2017 was [____]%.

Average Annual Total Returns as of December 31, 2016

	1 Year	5 Years	10 Years	Since Inception*
Penn Capital Micro Cap Equity Related Account Composite (Net of Fees)**	26.32%	16.52%	9.66%	10.29%
Russell Microcap Index (reflects no deduction for fees, expenses or taxes)	20.37	15.59	5.47	6.33

* Inception date September 1, 2006.
** "Net of Fees" performance reflects the deduction of all actual fees and expenses of the Related Accounts during the periods shown and not the fees and expenses payable by the Penn Capital Micro Cap Equity Fund.
46

Historical Performance Information for the Advisor of the Penn Capital Small Cap Value Equity Fund

Penn Capital Small Cap Value Equity Related Account Composite

Period Ended December 31	Related Account Composite Total Return (Net of Fees)*	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	Related Account Composite Total Assets (Millions)

2016**	38.08%	29.54%	$0.69

*"Net of Fees" performance reflects the deduction of model advisory fees and actual expenses of the Related Account during the period shown and not the fees and expenses payable by the Penn Capital Small Cap Value Equity Fund.
** Inception date April 1, 2016.

The year-to-date total return of the Related Account Composite as of March 31, 2017 was [____]%.

Average Annual Total Returns as of December 31, 2016

Since Inception*
Penn Capital Small Cap Value Equity Related Account Composite (Net of Fees)**	38.08%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	29.54%

* Inception date April 1, 2016.
** "Net of Fees" performance reflects the deduction of model advisory fees and actual expenses of the Related Account during the period shown and not the fees and expenses payable by the Penn Capital Small Cap Value Equity Fund.
47

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Funds because the Funds had not commenced investment operations as of the date of this Prospectus.
48

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about each Fund's investments will be in the Funds' annual/semi-annual reports to shareholders (when available).  As of the date of this Prospectus, annual and semi-annual reports for the Funds are not available because the Funds had not commenced operations.  The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI")
The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You can receive free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Funds' website at www.penncapitalfunds.com or by contacting the Funds at:

PENN Capital Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-844-302-PENN (7366) (toll free)

SEC Information
You can review the Funds' annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information by visiting the SEC's website www.sec.gov or, for a fee, e-mailing or writing to:

Public Reference Room
U.S. Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: publicinfo@sec.gov

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

Investment Company Act File No. 811-23011

© Penn Capital Management Company, Inc. 2017
49

PENN Capital Funds Trust
STATEMENT OF ADDITIONAL INFORMATION
July x, 2017
Penn Capital Defensive Short Duration High Income Fund
Institutional Class (Ticker: XXXXX)

Penn Capital Micro Cap Equity Fund
Institutional Class (Ticker: XXXX)

Penn Capital Small Cap Value Equity Fund
Institutional Class (Ticker: XXXX)

This Statement of Additional Information (the "SAI") provides additional information to the Prospectus dated July x, 2017 as may be amended from time to time, offering shares of the Penn Capital Defensive Short Duration High Income Fund, Penn Capital Micro Cap Equity Fund, and Penn Capital Small Cap Value Equity Fund (collectively, the "Funds"), each a series of PENN Capital Funds Trust, a registered, open-end management investment company (the "Trust").  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed below or by visiting the Funds' website at www.penncapitalfunds.com.
Once available, copies of the Annual Report to Shareholders may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed below:
PENN Capital Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Phone: 1-844-302-PENN (7366)

TABLE OF CONTENTS
GENERAL INFORMATION ABOUT THE FUNDS	1
DESCRIPTION OF THE FUNDS	1
DIVERSIFICATION OF THE FUNDS	1
INVESTMENT RESTRICTIONS	1
INVESTMENT POLICIES AND ASSOCIATED RISKS	2
DISCLOSURE OF PORTFOLIO HOLDINGS	31
MANAGEMENT OF THE FUNDS	33
SERVICE PROVIDERS	40
CODES OF ETHICS	41
PROXY VOTING GUIDELINES	41
VALUATION OF SHARES	42
PURCHASE AND REDEMPTION OF SHARES	42
PORTFOLIO TRANSACTIONS	43
TAXES	44
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	56
LEGAL COUNSEL	56
FINANCIAL STATEMENTS	56
APPENDIX A	A-1
APPENDIX B	B-1

i

General Information about the Funds

PENN Capital Funds Trust (the "Trust") is an open-end management investment company organized as a Delaware statutory trust on August 29, 2014.  The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (each of which is a separate mutual fund, and is referred to as a "Fund" and, collectively, as the "Funds") and separate classes of such series.  The Trust currently offers one class of shares of each Fund:  Institutional Class.  Shares of a class participate equally in the earnings, dividends, and assets allocated to the class.  Upon liquidation Fund shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.  Expenses attributable to any Fund are borne by that Fund.

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Shares of each series have equal voting rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the matter affects only the interest of a particular Fund. The Funds may hold special meetings of shareholders to elect or remove Trustees (as defined below), change fundamental policies, approve a management contract, or for other purposes. The Funds will mail proxy materials in advance of a shareholder meeting, including a proxy and information about the proposals to be voted on. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  Fund shares do not have cumulative voting rights or any preemptive or conversion rights.  The Trust does not normally hold annual meetings of shareholders.

Description of the Funds

Each Fund has its own investment objectives and policies.  Each Fund's investment objective is non-fundamental, and may be changed by the Trust's Board of Trustees (the "Board" or "Trustees") without shareholder approval.  Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are non‑fundamental.  Penn Capital Management Company, Inc., serves as the investment advisor to the Funds (the "Advisor").

Diversification of the Funds

All of the Funds are classified and operate as diversified funds under the 1940 Act.  Under the 1940 Act, a diversified fund is a fund that meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that are, for the purposes of this calculation, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.  A Fund may not change its diversification classification to become non-diversified without the approval of the holders of a majority of the Fund's outstanding voting securities.  As used in this SAI, "a majority of a Fund's outstanding voting securities" means the lesser of (1) 67% of the shares of beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

Investment Restrictions

Each Fund has adopted and is subject to the following fundamental investment restrictions.  These investment restrictions may be changed only with the approval of the holders of a majority of a Fund's outstanding voting securities.

The percentage limitations referred to in these restrictions generally apply only at the time of investment.  A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, with the exception of the Fund's limitations on borrowing as described below, and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

Each Fund may not:

1.	borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, may permit;

2.
underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

3.
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans;

4.
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;

5.
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act); and

6.
purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

With respect to #1 above, for more information about the restrictions of the 1940 Act on the Funds with respect to borrowing and senior securities, see the section "Borrowings" below.  With respect to #5 above: (1) a Fund will not consider investment companies to be an industry, (2) a Fund will look through to the security holdings of any investment company in which it invests, and (3)  more information about the Funds' industry concentration restrictions as they relate to mortgage-backed securities is found in the section "Mortgage-Backed Securities" below.

Investment Policies and Associated Risks

The Funds may invest in a variety of securities and employ a number of investment techniques, which involve risks.  This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. Unless otherwise noted in the Prospectus or this SAI or subject to a limitation under the 1940 Act and its related regulations, the investments listed below are not subject to a specific percentage limitation so long as they are made in a manner consistent with a Fund's principal investment strategies.

The following table sets forth the types of additional investment strategies that each Fund may employ. The descriptions following the table provide more detailed information about each type of investment strategy and associated risks.

	Penn Capital Defensive Short Duration High Income Fund	Penn Capital Micro Cap Equity Fund	Penn Capital Small Cap Value Equity Fund
Asset-Backed Securities	X
Bank Loans, Loan Participations and Assignments	X
Borrowings	X	X	X
Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs")	X
Common and Preferred Stock	X	X	X
Cybersecurity Risk	X	X	X
Debt/Fixed Income Securities	X
Emerging Market Countries	X	X	X
Exchange Traded Funds ("ETFs")	X	X	X
Exchange Traded Notes ("ETNs")	X
Foreign Currency Transactions	X	X	X
Foreign Securities	X	X	X
Futures Contracts	X	X	X
Index Warrants	X	X	X
Inflation-Linked and Inflation-Indexed Securities	X	X	X
Initial Public Offerings (IPOs)		X	X
Investments in Banks	X	X	X
Investment Companies	X	X	X
Loan Based Derivatives	X
Mortgage-Backed Securities	X
Options	X	X	X
Options on Foreign Currencies	X
Options on Indices	X	X	X
Over-The-Counter ("OTC") Options	X	X	X
Private Placements	X	X	X
REITs	X	X	X
Repurchase and Reverse Repurchase Agreements	X	X	X
Restricted and Illiquid Securities	X	X	X
Step-Coupon Securities	X
Structured Notes	X
Supranational Entities	X	X	X
Swaps—Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars, Inflation Indexed Swaps	X	X	X
Synthetic Securities	X	X	X
Temporary Investments	X	X	X
Trust Preferred Securities	X
U.S. Government Obligations	X	X	X
Variable and Floating Rate Instruments	X
Warrants	X	X	X
When-Issued Purchases, Delayed Delivery and Forward Commitments	X	X	X
Zero-Coupon, Delayed Interest and Capital Appreciation Securities	X

Exclusion of Adviser from Commodity Pool Operator Definition

With respect to each Fund, the Advisor has claimed an exclusion from the definition of "commodity pool operator" ("CPO") under the Commodity Exchange Act ("CEA") and the rules of the Commodity Futures Trading Commission ("CFTC") and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Advisor is relying upon a related exclusion from the definition of "commodity trading advisor" ("CTA") under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in "commodity interests," which include commodity futures, commodity options and swaps. Because the Advisor and the Funds intend to comply with the terms of the CPO exclusion, a Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Advisor's reliance on these exclusions, or the Funds, their investment strategies, the Prospectus or this SAI.

Generally, the exclusion from CPO regulation on which the Advisor relies requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund's positions in commodity interests may not exceed 5% of the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund's commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Funds may not be marketed as commodity pools or otherwise as vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO with respect to that Fund, and the Advisor would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor's compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

Policy Regarding Fund Names

Each Fund has adopted a policy of investing at least 80% of its net assets in the type of securities suggested by the Fund's name, as applicable. The term "net assets" means the Fund's net assets, including any borrowings for investment purposes, consistent with SEC requirements.  Investments, such as derivative instruments, that provide exposure to the type of securities suggested by the Fund's name may be used to satisfy the Fund's 80% investment policy.  Investments in another investment company, including an ETF, will be considered to "provide exposure to" the type of securities suggested by the Fund's name for purposes of this policy if the investment company has a policy of investing at least 80% of its assets in the type of securities suggested by the Fund's name, or investments that provide exposure to the type of securities suggested by the Fund's name.

Asset-Backed Securities

The Funds may purchase debt obligations known as "asset-backed securities."  Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

Such receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream consisting of both principal and interest payments based on the receivables in the underlying pool.  Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Funds pay the debt service on the debt obligations issued.  The Funds may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass-through certificates" or "collateralized obligations."

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support.  Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities.  Asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established.  In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance.  In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws.  Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees).  The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets.  Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

The Funds may also gain exposure to asset-backed securities through entering into credit default swaps or other derivative instruments related to asset-backed securities. For example, a Fund may enter into credit default swaps and can either gain synthetic risk exposure to a portfolio of such securities by "selling protection" or take a short position by "buying protection." The protection buyer pays a monthly premium to the protection seller, and the seller agrees to cover any principal losses and interest shortfalls of the referenced underlying asset-backed securities. Credit default swaps and other derivative instruments related to asset-backed securities are subject to the risks associated with asset-backed securities generally, as well as the risks of derivative transactions. See the section "Swaps--Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars, Inflation Indexed Swaps" below.

Bank Loans, Loan Participations and Assignments

The Funds may invest in bank loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers. Senior loans typically hold the most senior position in a borrower's capital structure, may be secured by the borrower's assets and have interest rates that reset frequently. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. These loans may not be rated investment grade by the rating agencies. Although secured loans are secured by collateral of the borrower, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial portion of its value prior to a default. Some senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans, including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower.

A Fund's investments in loans are subject to credit risk. Indebtedness of borrowers whose creditworthiness is poor involves substantial risks, and may be highly speculative. The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less public information available about them.

Large loans to corporations or governments may be shared or syndicated among several lenders, usually (but often not limited to) banks. A Fund may participate in the primary syndicate for a loan and may purchase loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. A Fund also may acquire a participation interest in another lender's portion of the loan. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. When investing in a loan participation, a Fund typically will have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is possible that a Fund could be held liable as a co-lender. Loans and other debt instruments that are not in the form of securities may offer less legal protection to the Fund in certain circumstances.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the Fund has direct recourse against the borrower, under the terms of the loan or other indebtedness the Fund may have to rely on the agent to pursue appropriate credit remedies against a borrower.

In addition to investing in senior secured loans, a Fund may invest in other loans, such as second lien loans and other secured loans, as well as unsecured loans. Second lien loans and other secured loans are subject to the same risks associated with investment in senior loans and lower-rated debt securities. However, such loans may rank lower in right of payment than senior secured loans, and are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Second lien loans and other secured loans are expected to have greater price volatility than more senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in lower‑ranking loans, which would create greater credit risk exposure. Each of these risks may be increased in the case of unsecured loans, which are not backed by a security interest in any specific collateral.

Loan interests may not be considered "securities," and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Borrowings

A Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities, to the extent permitted by the 1940 Act.  Such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest.  A Fund may borrow for such purposes an amount up to 33 1/3% of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks.  The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted "senior securities," a Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made.  A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Leveraging, by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value per share ("NAV"), and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the investments purchased with borrowed funds.

Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs")

The Funds may invest in CMOs and REMICs.  A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, the Federal Home Loan Mortgage Company, or the Federal National Mortgage Association ("FNMA" or "Fannie Mae®") and their income streams. Privately-issued CMOs tend to be more sensitive to interest rates than government-issued CMOs.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  The investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds").  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral").  The Collateral is pledged to a third‑party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in a specified order (e.g., first A, then B, then C, then Z).  The A, B and C Bonds all bear current interest.  Interest on the Z Bond is accrued and added to principal and a like amount is paid as principal on the A, B, or C Bond currently being paid off.  When the A, B and C Bonds are paid in full, interest and principal on the Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency.  They are secured by the underlying collateral of the private issuer.  Yields on privately issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher because they are not guaranteed by the U.S. government.  Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs.  For federal income tax purposes, a Fund will be required to accrue income on regular interest in CMOs and REMICs using the "catch-up" method, with an aggregate prepayment assumption.

Common and Preferred Stock

Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Cybersecurity Risk

The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.  The Funds and their shareholders could be negatively impacted as a result.

Debt/Fixed Income Securities

The Funds may invest in debt securities, including those convertible into common stocks.

The Funds consider investment grade securities to be those rated BBB- or higher by Standard and Poor's® Financial Services LLC, a subsidiary of the McGraw-Hill Companies, Inc. ("S&P®"), or Baa or higher by Moody's Investors Service©, Inc. ("Moody's"), or an equivalent rating by Fitch, Inc.© ("Fitch"), or determined to be of comparable quality by the Advisor if the security is unrated.  Bonds in the lowest investment grade category (BBB- by S&P® or Baa by Moody's) have speculative characteristics, and changes in the economy or other circumstances are more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.

The Funds may invest in high-yield debt securities or "junk bonds," which are securities rated BB+ or below by S&P® or Ba or below by Moody's ("lower-rated securities").  Lower-rated securities are considered to be of poor standing and predominantly speculative and are subject to a substantial degree of credit risk.  Lower-rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.  Also, lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.  The risks posed by securities issued under such circumstances are substantial.

The higher yields from lower-rated securities may compensate for the higher default rates on such securities.  However, there can be no assurance that higher yields will offset default rates on lower-rated securities in the future.  Issuers of these securities are often highly leveraged, so their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay their debt at maturity by refinancing.  The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.  Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower-rated securities will be influenced not only by changing interest rates, but also by the market's perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, lower-rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

Especially during times of deteriorating economic conditions, trading in the secondary market for lower-rated securities may become thin and market liquidity may be significantly reduced.  Even under normal conditions, the market for lower-rated securities may be less liquid than the market for investment grade debt securities.  There are fewer securities dealers in the high yield market and purchasers of lower-rated securities are concentrated among a smaller group of securities dealers and institutional investors.  In periods of reduced market liquidity, lower-rated securities' prices may become more volatile and a Fund's ability to dispose of particular issues when necessary to meet that Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.

The ratings of S&P®, Moody's and other nationally recognized statistical rating organizations ("NRSROs") represent the opinions of those rating agencies as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities will depend upon the ability of the issuers to meet their obligations. An issuer's obligations in connection with its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Advisor will consider such an event in determining whether the Fund involved should continue to hold the security.  For a more detailed description of the ratings of debt securities, see Appendix A to this SAI.

Emerging Market Countries

The Funds may invest in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or any country included in an "emerging markets" index.

Investments in companies domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include, among others (i) less social, political and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which a Fund may trade may not possess the same degree of financial sophistication, creditworthiness or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political or social events in such countries.

Due to political, military or regional conflicts or due to terrorism or war, it is possible that the United States, other nations or other governmental entities (including supranational entities) could impose sanctions on certain issuers that limit or restrict foreign investment, the movement of assets or other economic activity in a country that is involved in such conflicts. Such sanctions or other intergovernmental actions could result in the devaluation of a country's currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. In addition, an imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer's securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Counter measures could be taken by the country's government, which could involve the seizure of a Fund's assets. In addition, such actions could adversely affect a country's economy, possibly forcing the economy into a recession.

In addition, many developing market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to a Fund may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the relevant transaction is effected might result in a loss being suffered by a Fund. Each Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that a Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to a Fund. Legal compensation schemes may be non-existent, limited or inadequate to meet a Fund's claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. A Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to non-residents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Investments in developing market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future. In the event of expropriation, a Fund could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing and reporting standards in certain countries in which a Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which a Fund invested may subsequently be found to be fraudulent and as a consequence a Fund could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including a Fund's securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund's shareholders.

Exchange-Traded Funds ("ETFs")

The Funds may invest in shares of ETFs. An ETF is an investment company and typically is registered under the 1940 Act.  Most ETFs hold a portfolio of investments designed to track the performance of a particular index; however, certain ETFs utilize active management of their investment portfolios.  An ETF sells and redeems its shares at NAV in large blocks (typically 50,000 of its shares or more) called "creation units." Shares representing fractional interests in these creation units are listed for trading on one or more national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.  Some ETFs are non-registered investment companies that invest directly in securities, commodities or other assets (such as precious metals).

Investments in an ETF involve certain risks generally associated with investments in a broadly based portfolio of securities, including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain investments in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of investments held. ETFs that invest in other assets, such as commodities, are subject to the risks associated with directly investing in those assets.

Because ETFs and pools that issue similar instruments bear various fees and expenses, a Fund's investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Advisor may consider the expenses associated with an investment in determining whether to invest in an ETF. See the section "Investment Companies" below for information about investments in investment companies generally.

Exchange-Traded Notes ("ETNs")

The Funds may invest in ETNs.  ETNs are debt securities that are traded on an exchange (e.g., the New York Stock Exchange) whose returns are linked to the performance of a particular market benchmark or strategy.  If a Fund holds an ETN to maturity, the issuer of the ETN will pay the Fund a cash amount that is linked to the performance of the corresponding index during the period beginning on the inception date and ending at maturity, less investor fees.  ETNs generally do not make periodic coupon payments or provide principal protection.  An ETN that is tied to a specific benchmark or strategy may not produce returns that replicate exactly the performance of its corresponding benchmark or strategy.

ETNs are subject to credit risk, including the credit risk of the issuer.  The value of an ETN may drop due to a downgrade in the issuer's credit rating, even when the underlying benchmark or strategy remains unchanged.  An ETN may trade at a premium or discount to its benchmark or strategy.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying assets. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund to sell ETN holdings may be limited by the availability of a secondary market.  Some ETNs that use leverage may be relatively illiquid at times and, as a result, may be difficult to purchase or sell at a fair price.  Leveraged ETNs are subject to the same risk as other instruments that use leverage.

Foreign Currency Transactions

Although the Funds value their assets daily in U.S. dollars, they are not required to exchange their holdings of foreign currencies to U.S. dollars on a daily basis.  A Fund's foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks.  These accounts bear interest at negotiated rates and are payable upon relatively short demand periods.  If a bank at which a Fund maintains such an account becomes insolvent, the Fund could suffer a loss of some or all of the amounts deposited.  A Fund may exchange foreign currency to U.S. dollars from time to time.  Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread," which is the difference between the prices at which the dealers are buying and selling foreign currencies.

The Funds may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date.  Forward currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market.

To the extent required under the 1940 Act or SEC interpretations thereof, when a Fund enters into forward contracts or currency futures, the Advisor will determine that Fund holdings it believes to be liquid exist in sufficient quantity to at least equal the amounts required for segregation in accordance with pertinent positions of the SEC. (Any such assets and securities identified as segregated on a Fund's records, or by the custodian on its records, are referred to in this SAI as "Segregated Assets.")

Certain transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Advisor believes will have a positive correlation to the values of the currency being hedged.  In addition, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as "cross hedges."  Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.  When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Secondary markets generally do not yet exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counterparty.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price.  In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract.

The successful use of forward currency contracts will usually depend on Advisor's ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty's bankruptcy or insolvency. Investors should bear in mind that a Fund is not obligated to actively engage in hedging or other currency transactions. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Forward currency contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward contracts entered into by the Fund. This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Foreign Securities

Each Fund's investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions.

The Funds may invest in foreign securities directly, or through depositary receipts, such as American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs").  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

There are substantial risks associated with investing in the securities of governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. The value of foreign securities (like U.S. securities) is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments, including sanctions imposed by other countries or governmental entities, that could affect investments in securities of issuers in foreign nations. There is no assurance that the Advisor will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign issuers comparable to the reports and ratings published about issuers in the U.S. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Certain countries' legal institutions, financial markets and services are less developed than those in the U.S. or other major economies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its NAV.

In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher. Foreign security trading, settlement and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, may be cumbersome and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian.

To the extent that a Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of a Fund's assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests. The holding of foreign securities may be limited by a Fund to avoid investment in certain Passive Foreign Investment Companies ("PFICs") and the imposition of a PFIC tax on the Fund resulting from such investments.

Foreign Currency Exchange Rates

Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by a Fund in that foreign currency. This may affect a Fund's share price, income and distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It will be more difficult for the Advisor to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to a Fund's investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. Each Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of securities in U.S. dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after a Fund's income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to exchange a greater amount of the currency into U.S. dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases a Fund's exposure to foreign securities losses.

Futures Contracts

The Funds may purchase or sell futures contracts traded on domestic and foreign exchanges, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices.  The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.  The Funds may purchase or sell currency futures contracts.  Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date.  Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.  In most cases the contractual obligation under a futures contract may be offset, or "closed out," before the settlement date so that the parties do not have to make or take delivery.

A Fund has the ability to buy and sell stock index futures contracts.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Futures contracts in the U.S. have been designed by exchanges that have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), which is a brokerage firm that is a member of the relevant contract market. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants.

A Fund will incur brokerage fees when it purchases and/or sells futures contracts, and at the time a Fund purchases or sells a futures contract, it must make a good faith deposit known as the "initial margin."  Thereafter, a Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the marked-to-market value of the futures contract.

To the extent a Fund enters into a futures contract, it will maintain Segregated Assets in accordance with pertinent SEC positions.

Futures are derivative instruments that are subject to a number of risks.  Purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's investments during certain market conditions.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Fund's investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund's initial investment in such a contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

There is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

Successful use of futures contracts depends upon the Advisor's ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Advisor's judgment in this respect will be correct.

The CFTC and the various exchanges have established limits, referred to as "speculative position limits," on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.  Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets.

Customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the CEA, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange.  In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on U.S. futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Index Warrants

The Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, a Fund would lose the amount of the purchase price it paid for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on indices.

Inflation-Linked and Inflation-Indexed Securities

The Funds may invest in inflation-linked bonds. The principal amount of these bonds increases with increases in the price index used as a reference value for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal amount (as adjusted) by a fixed coupon rate.

Although inflation-indexed securities protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation-linked securities generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-linked securities. If inflation is lower than expected during a period a Fund holds inflation-linked securities, a Fund may earn less on such bonds than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked securities may not be protected to the extent that the increase is not reflected in the price index used as a reference for the securities. There can be no assurance that the price index used for an inflation-linked security will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked and inflation-indexed securities include Treasury Inflation-Protected Securities issued by the U.S. government (see the section "U.S. Government Obligations" below for additional information), but also may include securities issued by state, local and non-U.S. governments and corporations and supranational entities.

Initial Public Offerings (IPOs)

A Fund may purchase initial public offerings (IPOs) in accordance with its investment strategies. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. Limited trading in some IPOs may make it more difficult to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares also may be affected by: substantial dilution in the value of their shares, sales of additional shares, and concentration of control in existing management and principal shareholders. In addition, some companies in IPOs may have limited operating histories, may be undercapitalized, and may not have invested in or experienced a full market cycle.

Investments in Banks

The Funds may invest in certificates of deposit (certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time), time deposits (non-negotiable deposits maintained in a bank for a specified period of time up to seven days at a stated interest rate), bankers' acceptances (credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer) and other securities and instruments issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks.

A Fund also may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions, such as exchange controls, may be adopted, which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in securing or enforcing a judgment against a foreign issuer, and (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. government agencies or instrumentalities.

Investment Companies

The Funds may invest in other investment companies, including ETFs, to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto.  Section 12(d)(1) (A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations.

Investment companies are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company's expenses, including advisory fees, and a Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of a Fund. Despite the possibility of greater fees and expenses, the Advisor will invest if it believes investment in other investment companies provides attractive return opportunities. In addition, it may be more efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Loan Based Derivatives

The Funds may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index ("LCDX"), a tradable index with 100 equally weighted underlying single-name loan-only credit default swaps ("LCDS"). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks, such as those discussed below, that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.  For more information, see the section "Swaps--Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars, Inflation Indexed Swaps" below.

Mortgage-Backed Securities

The Funds may purchase mortgage-backed securities.  Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.  The Funds may also purchase debt securities which are secured with collateral consisting of mortgage-backed securities ("Collateralized Mortgage Obligations") and in other types of mortgage-related securities.  Mortgage-backed securities may be issued or guaranteed by U.S. government entities, such as the Government National Mortgage Association ("GNMA"), or by private lenders.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by GNMA is backed by GNMA and the full faith and credit of the U.S. government.  These guarantees, however, do not apply to the market value of fund shares.  Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages.  This premium is not guaranteed and would be lost if prepayment occurs.  Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations.  Unscheduled or early payments on the underlying mortgages may shorten the securities'

effective maturities and reduce returns.  A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.  A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in NAV of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments.  In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-backed securities (such as securities issued by the GNMA) are described as "modified pass-through."  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers.  Such insurance and guarantees and the creditworthiness of the issuers thereof are generally considered in determining whether a mortgage-related security meets a Fund's investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards.

Mortgage-related securities that are issued or guaranteed by the U.S. government or any of its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, set forth above in the section "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. government securities.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions.
All of the Funds may invest in options that are listed on exchanges or traded over the counter.  Certain over-the-counter options may be illiquid.  Thus, it may not be possible to close such options positions at the time or price desired, which may have an adverse impact on a Fund's investments in such options.  Over-the-counter options are generally considered illiquid by the SEC.  Accordingly, a Fund will only invest in such options to the extent consistent with its limit on investments in illiquid securities.

Call Options

A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of an investment at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the investment to the holder of the call option at the exercise price during the exercise period.  The Funds may both purchase and write call options.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the investment, the relationship of the exercise price to the market price of the investment, the relationship of the exercise price to the volatility of the investment, the length of the option period and supply and demand factors.  The premium is the market value of an option.

Purchasing Call Options

The Funds may purchase call options.  As a holder of a call option, a Fund has the right, but not the obligation, to purchase an investment at the exercise price during the exercise period.  Instead of exercising the option and purchasing the investment, a Fund may choose to allow the option to expire or enter into a "closing sale transaction" with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.  The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option.  The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less than the premium paid by the Fund.  A Fund may purchase call options on investments that it intends to buy in order to limit the risk of a substantial change in the market price of the investment.  A Fund may also purchase call options on investments held in its portfolio and on which it has written call options.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result being that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying investments acquired through the exercise of such options.  Further, unless the price of the underlying investment changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options

The Funds may write call options.  As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period.

A Fund will generally only write "covered call options"; however, a Fund may write a call option that is not "covered" if the Fund maintains Segregated Assets in accordance with pertinent SEC guidelines.  A call option is "covered" when the Fund either holds the security that is the subject of the option or possesses the option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline.  If a call option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  However, any gain may be offset by a decline in the market value of the security during the exercise period.  If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security.  The Fund may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a call option by entering into a "closing purchase transaction."  A closing purchase transaction allows a Fund to terminate its obligation to sell a security subject to a call option by allowing the Fund to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both.  If a Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Put Options

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the writer of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  The Funds may both purchase and write put options.

Purchasing Put Options

As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising the option and selling the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

A Fund may purchase put options on it portfolio securities for defensive purposes ("protective puts").  A Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option.  A Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security.  By purchasing a put option, a Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

A Fund may also purchase put options for securities it is not currently holding in its portfolio.  A Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period.  A Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options

As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

For a put option to be considered covered, the Fund must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option.  The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.  The Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a put option by entering into a "closing purchase transaction."  A closing purchase transaction allows a Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that a Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

A Fund may write put options in situations when the Advisor wants to buy the underlying security for the Fund's portfolio at a price lower than the current market price of the security.  To effect this strategy, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay.  Since the Fund may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.

Options on Foreign Currencies

The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be used. In addition, options on foreign currencies may be used to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require a Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Funds also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Indices

The Funds may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund's exercise of the put, to deliver to a Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.  Accordingly, successful use by a Fund of options on indices is subject to the Advisor's ability to predict correctly the direction of movements in the market generally or in a particular industry.  This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted.  If a trading halt occurred, a Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed.  If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing.  If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Over-The-Counter ("OTC") Options

The Funds may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options.  OTC options differ from exchange traded options in certain material respects.  OTC options are arranged directly with dealers and not with a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done based on information from market makers.  OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.  There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis.  When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option.  A Fund will treat OTC options and "cover" assets as illiquid securities for the purposes of the Fund's limitation on investments in illiquid securities.

Private Placements

A Fund may invest in securities that are purchased in private placements, which are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when the Advisor believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund's NAV.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities" that cannot be sold to the public without registration under the 1933 Act, the availability of an exemption from registration (such as Rule 144 or Rule 144A under the 1933 Act) or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell the illiquid securities promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations are typically less readily available for these securities. The judgment of the Advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and when other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an underwriter for purposes of the 1933 Act when selling restricted securities to the public. As such, a Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

REITs

The Penn Capital Micro Cap Equity Fund and Penn Capital Small Cap Value Equity Fund may invest in equity REITs and equity interests issued by REITs and the Penn Capital Defensive Short Duration High Income Fund may invest in debt obligations issued by REITs.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations in addition to the fact that a mortgage REIT that is in its liquidation stage may return capital to investors when it is disadvantageous to do so. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. In addition, REITS are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks, including prepayment risk. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in a Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Repurchase and Reverse Repurchase Agreements

Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to a Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement.  The Advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities.  A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Advisor has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also each enter into reverse repurchase agreements.  Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  A Fund will maintain Segregated Assets in accordance with pertinent SEC positions with a value equal to the value of its obligation under the agreement, including accrued interest.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed.  Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Advisor acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

Restricted and Illiquid Securities

A Fund may invest up to 15% of its net assets in securities that are illiquid, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations.  Generally, an "illiquid security" is any security that cannot be disposed of within seven days at approximately the amount at which the Fund has valued the instrument.  The Advisor and/or third-party pricing services will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act under procedures adopted by the Board.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are no restrictions on a Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the 1933 Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the 1933 Act will be considered liquid if determined to be so under procedures adopted by the Board.

After the purchase of a security, the Board and the Advisor will continue to monitor the liquidity of that security.  If the Advisor determines that a security purchased that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 15% limit on investment in such securities, or if there are changes in the value of portfolio holdings or other circumstances that cause a Fund's holdings of illiquid securities to exceed the Fund's 15% limit on investment in such securities, the Advisor will determine what corrective action shall be taken that is in the best interests of the Fund and its shareholders in order to ensure that an adequate level of liquidity is maintained, which may include disposing of illiquid securities.

Step-Coupon Securities

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

Structured Notes

Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the "reference instrument") or the relative change in two or more reference instruments.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments.  Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity.  In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference investment; therefore, the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument.  Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.  In connection with its investments in structured notes, a Fund will maintain Segregated Assets in accordance with pertinent SEC guidelines to cover its obligations with respect to such instruments.

Supranational Entities

The Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above in the section "Foreign Currency Transactions."

Swaps–Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars, Inflation Indexed Swaps

The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, as well as interest rate caps, floors and collars.  The Funds may also purchase and write (sell) options contracts on swaps, referred to as "swaptions."  Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular "notional amount" or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given rates.  An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate.  Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.  The value of an inflation index swap is expected to change in response to changes in the rate of inflation.  If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value.  Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Currency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

A great deal of flexibility is possible in the way swap transactions are structured.  The Funds will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments.  Accordingly, the risk of loss with respect to interest rate and mortgage swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund's potential exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets, the Fund and the Advisor believe that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund.  However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, a Fund does not typically provide initial margin in connection with uncleared swaps. Rules requiring both initial and variation margin to be posted by certain market participants for uncleared swaps have been adopted, and will become effective as to various market participants over time. When these rules take effect, a Fund may be required to post both initial margin and variation margin.

Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements.

In a cleared swap, a Fund's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party's FCM, which must be a member of the clearinghouse that serves as the central counterparty.  Transactions executed on a swap execution facility ("SEF") may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.  When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as "initial margin." During the term of the swap agreement, a "variation margin" amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement.  If the value of a Fund's cleared swap declines, the Fund will be required to make additional "variation margin" payments to the FCM to settle the change in value. Conversely, if the market value of a Fund's position increases, the FCM will post additional "variation margin" to the Fund's account.

The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

In an uncleared swap, performance is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty's bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund's rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.  Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.  Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

The Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools' investment results may be designed to correspond generally to the performance of a specified securities index or "basket" of securities, or sometimes a single security. These types of pools may be used by a Fund to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used by a Fund to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. See the section "Foreign Securities" above. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund's use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund's ability to achieve its investment objective.

Synthetic Securities

Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" securities that approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security that approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.

Temporary Investments

Under normal circumstances, a Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund's investment objective(s) are not immediately available.  Under these circumstances, a Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include money market mutual funds, as well as investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less.  A Fund may also have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable.  In addition, a Fund may reduce its holdings in equity and other securities and may invest in cash, cash equivalents or other high quality short-term investments for temporary defensive purposes, during periods in which the Advisor believes changes in economic, financial, political or other conditions make it advisable.

Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although each of the Funds may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of a Fund's total assets at the time of purchase.  A Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P®, Moody's or a similar rating by another NRSRO.  In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund, as previously described.

Trust Preferred Securities

The Funds may also purchase trust preferred securities, which have characteristics of both subordinated debt and preferred stock. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of a corporate parent. These securities generally have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions that afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities often have the right to defer interest payments for a period of time.

Holders of trust preferred securities have limited voting rights to control the activities of the trust, and no voting rights with respect to the parent company. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act or otherwise subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. If the parent company defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities.

U.S. Government Obligations

A Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills, which mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, Fannie Mae®, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and Resolution Trust Corp.  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. government, including the Federal Home Loan Banks, Fannie Mae®, and the Federal Home Loan Mortgage Corporation (''FHLMC'' or "Freddie Mac®"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.

Variable and Floating Rate Instruments

The Funds may purchase variable- and floating‑rate instruments (including bank loans, which are discussed in the section "Bank Loans, Loan Participations and Assignments" above). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating‑rate debt instruments, or "inverse floaters." The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Warrants

A Fund has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants do not represent ownership of the securities, but only the right to buy them.  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price, such as when there is no movement in the level of the underlying security.  Under normal circumstances, no more than 5% of a Fund's net assets will be invested in warrants.  This 5% limit includes warrants that are not listed on any stock exchange.  Warrants acquired by a Fund in units or attached to securities are not subject to these limits.

When-Issued Purchases, Delayed Delivery and Forward Commitments

A Fund may purchase or sell particular securities with payment and delivery taking place at a later date.  When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, it will maintain Segregated Assets in accordance with pertinent SEC positions in an amount equal to the amount of the commitment.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the delivery of the securities takes place.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date.  In these cases, a Fund may realize a capital gain or loss.

When a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or failing to receive a cumulative profit on the trade.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the NAV of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets.  Fluctuations in the market value of the underlying securities are not reflected in the Fund's NAV as long as the commitment remains in effect.

Zero-Coupon, Delayed Interest and Capital Appreciation Securities

A Fund may invest in zero-coupon, delayed interest, pay-in-kind ("PIK") and capital appreciation securities, which are securities that make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, the liquidity of the security, and the issuer's perceived credit quality.  The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches.  If the issuer defaults, the Fund may not receive any return on its investment.  Because such securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities.  Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital appreciation securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon, delayed interest and capital appreciation securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon, delayed interest and capital appreciation securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.  To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash.  Similar to zero-coupon bonds and delayed interest securities, PIK securities are designed to give an issuer flexibility in managing cash flow.  PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without interest).  The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Disclosure of Portfolio Holdings

The Board has adopted a policy and procedures relating to the disclosure of the Funds' portfolio holdings information (the "Policy").  Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions.  In all cases, the Trust's Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of a Fund's portfolio holdings, and for monitoring that the Funds do not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Advisor's fiduciary duties to its clients, including the Funds.

The Trust's Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy.  The Board has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Advisor's compliance staff.  The Board reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Funds and those of the Advisor or any other affiliate of the Funds.

In accordance with the Policy, each Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws.  These disclosures include the filing of a complete schedule of each Fund's portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund's first and third fiscal quarters, on Form N-Q.  These filings are available to the public through the EDGAR Database on the SEC's Internet website at:  http://www.sec.gov.  The Funds also post their respective portfolio holdings on their website atwww.penncapitalfunds.com, subject to a month's lag, on approximately the first business day following the calendar month end.  In addition, the Trust may, but is not required to, make publicly available, on a monthly and/or quarterly basis, information regarding each Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding, and the aggregate percentage of the top ten holdings) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This information may be made available through different means, including but not limited to marketing communications (including advertisements and sales literature), the transfer agent telephone customer service center, and the Trust's website, www.penncapitalfunds.com. This information is typically available within 15 days after month-end and/or quarter-end, as applicable. The Trust's Chief Compliance Officer (or designee) will conduct periodic reviews of compliance with the procedures established by the Policy.

The Policy also provides that a Fund's portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Funds or through a confidentiality agreement.  Under the Policy, the Funds may share their portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Funds' custodian; administrator; proxy voting vendor; third parties that deliver analytical, statistical or consulting services; financial printers; pricing information vendors; derivatives collateral managers; legal counsel and independent registered public accounting firm as well as rating and ranking organizations.  The Trust's service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  The frequency with which complete portfolio holdings may be disclosed to a service provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the service provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds' shareholders, and the legitimate fund business purposes served by such disclosure.  Neither the Advisor, the Funds nor any other person may pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions.  "Consideration" includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Advisor may receive compensation for furnishing to separate account clients (including sponsors of wrap accounts) model portfolios, the composition of which may be similar to those of a Fund.  Such clients have access to their portfolio holdings and are not subject to the Policy.  In general, the provision of portfolio management services and/or model portfolio information to wrap program sponsors is subject to contractual confidentiality provisions that the sponsor will only use such information in connection with the program.  Finally, the Advisor may distribute to investment advisory clients analytical information concerning a model portfolio, which information may correspond substantially to the characteristics of a particular Fund's portfolio, provided that the applicable Fund is not identified in any manner as being the model portfolio.  The potential provision of information in the various ways discussed in this paragraph is not subject to the Policy and is not deemed to be the disclosure of a Fund's nonpublic portfolio holdings information.  As a result of a Fund's inability to control the disclosure of information as noted above, there can be no guarantee that this information would not be used in a way that adversely impacts a Fund.  Nonetheless, a Fund has oversight processes in place to attempt to minimize this risk.

Management of the Funds

Board of Trustees

The Board supervises the Funds' management and affairs.  The Board consists of 3 individuals, 2 of whom are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees").  The Board establishes policies for the operation of the Funds and appoints the officers who conduct the Funds' daily business.  The Trustees and officers of the Trust, and their years of birth are listed below together with their addresses, present positions with the Trust, term of office and length of time served with the Trust, principal occupations over at least the last five years, and other directorships/trusteeships held.

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
Dennis S. Hudson, III c/o Penn Capital Management Company, Inc. 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112 Year of Birth: 1955	Trustee	Since 2015	Chief Executive Officer (since 1998) and Chairman (since 2005), Seacoast Banking Corporation of Florida; Chairman and Chief Executive Officer, Seacoast National Bank (since 1992).	7	Chesapeake Utilities Corporation (since 2006).
John R. Schwab c/o Penn Capital Management Company, Inc. 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112 Year of Birth: 1967	Trustee	Since 2015	Chief Financial Officer, Flagship Credit Corp. (since 2015); Executive Vice President and Chief Financial Officer, The J.G. Wentworth Company (2013 to 2015); Executive Vice President and Chief Financial Officer, Expert Global Solutions (2004 to 2012).	7	None
Interested Trustee
Richard A. Hocker* c/o Penn Capital Management Company, Inc. 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112 Year of Birth: 1946	Trustee, President and Chairman	Since 2014	Founder, Chief Investment Officer and Chief Executive Officer, Penn Capital Management Company, Inc. (since 1987).	7	None

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Officers of the Trust**
Gerald McBride c/o Penn Capital Management Company, Inc. 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112 Year of Birth: 1963	Treasurer	Since 2014	Chief Operating Officer and Chief Financial Officer, Penn Capital Management Company, Inc. (since 2007).
Lisa L.B. Matson c/o Penn Capital Management Company, Inc. 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112 Year of Birth: 1970	Secretary	Since 2014
General Counsel, Penn Capital Management Company, Inc. (since 2014); Senior Counsel and Assistant Vice President, Lincoln Financial Group, Inc., and Assistant Secretary, Lincoln Investment Advisors Corp., Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust (2012 to 2014); Associate Counsel, The Vanguard Group, Inc. (2002 to 2012)

Jack P. Huntington 10 High Street Suite 302 Boston, MA 02110 Year of Birth: 1970	Chief Compliance Officer	Since 2015	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (since 2015); Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (2008 to 2015).
*	Richard A. Hocker is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act due to his position with the Advisor.
**	Each Officer serves at the pleasure of the Board.
Leadership Structure, Qualifications and Responsibilities of the Board of Trustees

The Role of the Board

The Board oversees the Trust's management and operations.  Like all mutual funds, the Trust's day-to-day management and operation is the responsibility of the various service providers, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this SAI.  In conducting this oversight, the Board receives regular reports from the Trust's officers and service providers. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal Board Meetings, which are typically held quarterly, in person, and involve the Board's review of recent operations in compliance with the reports required by Rule 38a-1under the 1940 Act.  The Board's role is one of oversight and not day-to-day management over the Trust's affairs.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established a Nominating Committee and an Audit Committee. Each Committee is discussed in greater detail below under "Trust Committees".  A majority of the Board is comprised of Trustees who are Independent Trustees, and are not affiliated with the Advisor, the principal underwriter, or their affiliates.

The majority of the Board is comprised of Independent Trustees, which the Board believes will allow the Board to operate in a manner that provides for an appropriate level of independent action and oversight.  The Independent Trustees meet in a separate quarterly session in conjunction with each quarterly meeting during which they review matters relating to their independent oversight. The Independent Trustees have determined that because they comprise a majority of the Board, they can act independently and effectively without having an Independent Trustee serving as Chairman of the Board or as a lead independent trustee.

The Board reviews its structure and the structure of its Committees annually.  The Board has determined that the composition of the Board and the function and composition of its various Committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust's independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust's financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  With respect to investment risks, the Board receives reports from the Advisor describing and analyzing the investment performance of the Funds. The Board discusses these reports and the performance of the Funds and investment risks with management of the Advisor at the Board's regular meetings.  The Board also approves any material changes to a Fund's investment policies or restrictions.

With respect to valuation, the Board reviews fair valuation reports at quarterly meetings that enable the Board to monitor fair valued securities in the Funds. Such reports also include information concerning illiquid securities held by the Funds. In addition, the Audit Committee reviews valuation procedures and pricing results with the Trust's independent registered public accounting firm in connection with such Committee's review of the results of the audit of each Fund's year end financial statements.

Information about Each Trustee's Qualification, Experience, Attributes or Skills

The Board believes that each Trustee has the qualifications, experience, attributes and skills appropriate to his continued service as Trustee.  In addition to a demonstrated record of business and/or professional accomplishment, each Trustee has demonstrated a commitment to discharging his oversight duties in the interests of shareholders.  The Board annually conducts a "self-assessment" wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve as Trustee.  The information is not all-inclusive.  Many of the Trustee's attributes and skills involve intangible elements, such as intelligence, integrity, work ethic, the ability to work collectively, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and a commitment to shareholder interests.

Dennis S. Hudson, III. Mr. Hudson currently serves as the Chief Executive Officer of Seacoast Banking Corporation of Florida (since 1998) and as its Chairman (since 2005). Mr. Hudson has also served as Chairman and Chief Executive Officer of Seacoast National Bank (since 1992). Mr. Hudson has held various positions at Seacoast Banking Corporation of Florida and Seacoast National Bank since joining both in 1978. Mr. Hudson also currently serves on the Board of Directors of Chesapeake Utilities Corporation, a public gas and electric utilities company (since 2006). Previously, he served on the Board of Directors of the Miami Branch of the Federal Reserve Bank of Atlanta (2005 – 2010). Mr. Hudson is actively involved in the community, having previously served on the boards of Martin County YMCA Foundation, Council on Aging, The Pine School, the Job Training Center, American Heart Association, Martin County United Way, the Historical Society of Martin County and Economic Council of Martin County as chairman. He has been recognized for his achievements with several awards including the Florida Senate Medallion of Excellence Award presented by Florida Senator Ken Pruitt in 2001.

John R. Schwab. Mr. Schwab is the Chief Financial Officer at Flagship Credit Corp. and is responsible for the overall financial management of the company.  Previously, he served as the Executive Vice President and Chief Financial Officer of The J.G. Wentworth Company™ (2013-2015), where he was responsible for financial management, financial reporting and corporate functions including controllership, treasury and tax compliance. Prior to joining The J.G. Wentworth Company in 2013, Mr. Schwab held a number of senior positions with Expert Global Solutions, Inc. (global business outsourcing), including Executive Vice President of Corporate Strategy (2012) and Chief Financial Officer (2006-2012). He served as the Chief Financial Officer for RMH Teleservices (outsourced telemarketing) (2003-2004) and Inrange Technologies (technology service provider) (2000-2003). Mr. Schwab also spent eleven years at Arthur Andersen (accounting) (1989-2000) as a Senior Manager and Certified Public Accountant.

Richard A. Hocker. Mr. Hocker is the Founder, Chief Investment Officer and Chief Executive Officer of the Advisor. Mr. Hocker founded the Advisor in 1987 and guides the overall portfolio strategy.  His investing and institutional non-investment grade corporate lending experience spans over forty years. While serving as a Partner for Delaware Investment Advisors (DIA) from 1977 to 1987, Mr. Hocker built the investment side of DIA's fixed income operation.  During this period, he developed and managed one of the nation's first high yield mutual funds, the Delchester High Yield Bond Fund. Prior to DIA, Mr. Hocker oversaw corporate lending and served as Head of the Investment Division of Provident National Bank, a $3 billion regional bank, which is now a part of PNC.  Mr. Hocker also founded Covenant Bank, a NJ based regional bank which grew to 16 branches before being acquired by Wachovia Corporation in 1997.  Mr. Hocker founded and serves on the Board of Directors of the Ethel Mae Hocker Foundation.

Trust Committees

The Nominating Committee, comprised of all the Independent Trustees, is responsible for identifying, evaluating and nominating candidates for consideration as Trustees and meets only as necessary.  While the Nominating Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended by Fund shareholders. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Penn Capital Management Company, Inc., 1200 Intrepid Avenue, Suite 400, Philadelphia, Pennsylvania 19112. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual's qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee did not meet during the fiscal period ended June 30, 2016.

The Audit Committee is comprised of all the Independent Trustees.  The Audit Committee oversees the Funds' financial reporting processes.  The Audit Committee's function is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of a Fund's pricing and financial reporting.
The Audit Committee met two times during the fiscal period ended June 30, 2016.

Trustee Ownership of Fund Shares and Other Interests

As the Funds had not commenced operations prior to the date of this SAI, no Trustee beneficially owned shares of the Funds.
The following table shows the dollar range of equity securities beneficially owned by the Trustees in each Fund and in all registered investment companies overseen by the Trustees in the Penn Capital Fund Complex as of December 31, 2016.

	Dennis S. Hudson, III Independent Trustee	John R. Schwab Independent Trustee	Richard A. Hocker Interested Trustee
Penn Capital Defensive Short Duration High Income Fund	None	None	None
Penn Capital Micro Cap Equity Fund	None	None	None
Penn Capital Small Cap Value Equity Fund	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Penn Capital Fund Complex	None	None	Over $100,000

None of the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds' principal underwriter, or any of their affiliates. During the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Trust's principal underwriter or any of its affiliates.

Because shares of the Funds have not yet been issued, the Trustees and officers as a group owned less than 1% of the shares of each Fund as of the date of this SAI.

Compensation

Each Independent Trustee receives a quarterly retainer as well as a per meeting fee for each meeting they attend.  The Audit Committee Chair receives an additional quarterly fee for his Chairmanship. The Independent Trustees are reimbursed for the travel and other expenses they incur in attending Board meetings. No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust. During the fiscal period ended June 30, 2016, the Independent Trustees received the compensation indicated in the table below:

Name	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimate Annual Benefits Upon Retirement	Total Compensation from the Penn Capital Fund Complex

Dennis S. Hudson, III.	$7,500	$0	$0	$7,500
John R. Schwab	$10,000	$0	$0	$10,000

Principal Holders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any  Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Note that a control person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.

The Advisor has provided an initial investment in the Funds. For so long as the Advisor has a greater than 25% interest in the Funds, the Advisor may be deemed to be a "control person" of the Funds for purposes of the 1940 Act. Richard A. Hocker, through his beneficial ownership of Fund shares and control of the Advisor, may be considered a "control person" of the Funds for purposes of the 1940 Act.

Investment Advisor

Penn Capital Management Company, Inc., (the "Advisor") located at 1200 Intrepid Avenue, Suite 400, Philadelphia, Pennsylvania 19112, serves as the Funds' investment advisor. Founded in 1987 by Richard A. Hocker, the Advisor is 100% employee owned. The Advisor is an SEC-registered investment adviser.

The Advisory Agreement between the Advisor and the Trust, on behalf of each Fund, was initially approved by the Board for a two-year period. Under the Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions. The Advisor also may pay fees to certain brokers/dealers to have the Funds available for sale through such institutions, as well for certain shareholder services provided to customers purchasing Fund shares through such institutions.

For its services under the Advisory Agreement, the Advisor is entitled to receive an advisory fee from each Fund as shown below.  The Advisor's fee is calculated as a percentage of each Fund's average daily net assets and is assessed to each share class based on the average daily net assets of the class. The Advisor's fee is accrued daily and paid monthly based on the average daily  net assets for the prior month.

Fund	Advisory Fee
Penn Capital Defensive Short Duration High Income Fund	x.xx%
Penn Capital Micro Cap Equity Fund	x.xx%
Penn Capital Small Cap Value Equity Fund	x.xx%

No advisory fee information is provided since the Funds had not commenced operations prior to the date of this SAI.
The Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the total annual operating expenses of the Funds (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below. The expense limitation agreement will remain in place for the period ending July x, 2018.  Thereafter, the expense limitation agreement for the Funds will be reviewed each year, at which time the continuation of the expense limitation agreement will be discussed by the Advisor and the Board. Under the agreement, the Advisor is entitled to be reimbursed by a Fund for any fees it waived and expenses it paid for a period of three years following the waiver, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid.

Fund	Institutional Class Waiver (Fees not to exceed amounts shown)
Penn Capital Defensive Short Duration High Income Fund	0.54%
Penn Capital Micro Cap Equity Fund	1.19%
Penn Capital Small Cap Value Equity Fund	0.99%

Portfolio Managers

Other Accounts Under Management.  The table below identifies, for each portfolio manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information in the table is shown as of [March 31, 2017].  Asset amounts are approximate and have been rounded.

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Richard A. Hocker
Registered Investment Companies	[_____]	[_____]	[_____]	[_____]
Other Pooled Investment Vehicles	[_____]	[_____]	[_____]	[_____]
Other Accounts	[_____]	[_____]	[_____]	[_____]

Peter R. Duffy, CFA
Registered Investment Companies	[_____]	[_____]	[_____]	[_____]
Other Pooled Investment Vehicles	[_____]	[_____]	[_____]	[_____]
Other Accounts	[_____]	[_____]	[_____]	[_____]

J. Paulo Silva, CFA
Registered Investment Companies	[_____]	[_____]	[_____]	[_____]
Other Pooled Investment Vehicles	[_____]	[_____]	[_____]	[_____]
Other Accounts	[_____]	[_____]	[_____]	[_____]

Portfolio Manager Compensation

Compensation.

The Advisor compensation plans are designed to incentivize employees responsible for investment management and trading.  Compensation plans include salaries commensurate with experience, investment performance-based bonuses, profit participation plan and equity ownership for selected individuals.  Salary is determined by certain factors including experience, leadership, management, and contributions to the strategic planning and decision-making within the investment processes. The investment performance-based bonuses are based on certain factors, including but not limited to, investment returns as relative to the Fund's benchmark over the 1, 3 and 5-year periods, volatility measurements and individual professional investment performance attribution. Profit participation awards and stock ownership eligibility are awarded based on distinguishing accomplishments to the investment process and/or the Advisor's business.  Compensation plans of employees responsible for investment management is managed by the Advisor's executive committee.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a Fund's portfolio manager has day-to-day management responsibilities with respect to one or more other funds or accounts, as is the case for the Funds' portfolio managers.

The Advisor and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Advisor and the individuals that it employs. For example, the Advisor seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Advisor has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that these policies and procedures will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who manages multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to focus on the investment opportunities for each of those accounts as fully as might be the case if he or she were to devote attention to a single fund.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a single fund's ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which could affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act")), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the Advisor's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.

Portfolio Managers Ownership in the Funds.

No ownership information by the portfolio managers in the Funds is provided since the Funds had not commenced operations prior to the date of this SAI.
Service Providers

The Trust entered into a number of agreements whereby certain parties provide various services to the Funds.

Distributor

Distribution Services

Foreside Fund Services, LLC (the "Distributor") is the distributor (also known as principal underwriter) of the shares of the Funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund "supermarket" platform arrangements, the Funds and/or the Advisor, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary's procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 plan is effective, as applicable. The Advisor pays the Distributor a fee for certain distribution-related services.
The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund's outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on no less than 60 days' written notice when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

Fund Transfer Agent, Administrator and Accountant

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent.  USBFS' address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Funds; day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice); maintenance of its records; preparation, mailing and filing of reports; and assistance in monitoring the total number of shares sold in each state for "Blue Sky" purposes.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Funds' registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports, monitoring the Funds' expense accruals, calculating the daily NAV for each Fund, and monitoring the Funds' compliance with their investment objectives and restrictions.

No administration fee information is provided since the Funds had not commenced operations prior to the date of this SAI.

Custodian

U.S. Bank N.A., an affiliate of USBFS, is the custodian of the assets of the Funds ("Custodian") pursuant to a custody agreement between the Custodian and the Trust.  The Custodian's address is Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

Compliance Services

Foreside Fund Officer Services, LLC ("FFOS"), an affiliate of the Distributor, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, provides a CCO and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Fund CCO Agreement between FFOS and the Trust. As compensation for the foregoing services, FFOS receives certain out of pocket costs and fixed fees, which are accrued daily and paid monthly by the Funds.

The Fund CCO Agreement continues in effect until terminated. The Fund CCO Agreement is terminable with or without cause and without penalty by the Board on 60 days' written notice to FFOS or by FFOS on 90 days' written notice to the Trust. Notwithstanding the foregoing, the provisions of the Fund CCO Agreement related to CCO services may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Codes of Ethics

The Trust, the Advisor and Foreside Financial Group, LLC, on behalf of FFOS, have adopted codes of ethics under Rule 17j-1 under the 1940 Act.  These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by a Fund.

Proxy Voting Guidelines

The Trust and the Advisor have adopted procedures for voting proxies for equity securities on behalf of the Funds ("Proxy Voting Guidelines").  The Proxy Voting Guidelines are included in Appendix B to this SAI.  Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 (when available) may be obtained (1) without charge, upon request, by calling 1-800-352-9910 and (2) on the SEC's website at http://www.sec.gov.

Valuation of Shares

Fund shares are sold on a continuous basis at the NAV next computed following acceptance of an order by the Fund.  Each Fund's NAV for the purpose of pricing purchase and redemption orders is generally determined at 4:00 p.m., Eastern Standard time on each day the Fund is open as determined by the Board.  The Funds are generally open on the same days that the New York Stock Exchange ("NYSE") is open for trading.  The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Fund's NAV is calculated by adding the value of all assets of the Fund attributable to that share class, deducting all liabilities attributable to that share class, and dividing by the number of outstanding shares of that share class, the result being adjusted to the nearest cent.  Each Fund's daily NAV is available by calling 1-844-302-PENN (7366).

Information about the market value of each portfolio security may be obtained by the Advisor from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations.  However, the pricing service may use a matrix system to determine valuations of fixed income securities and bank loans. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board.

Portfolio securities listed on a national or foreign securities exchange, including those listed on the NASDAQ® Stock Market and Small CapSM exchanges ("NASDAQ®"), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business).  If there is no such official closing price on an exchange, the portfolio security will be valued at the most recent quoted bid price.  Price information on listed securities is taken from the exchange where the security is primarily traded.

Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or if no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the most recent quoted bid price.  Futures contracts are valued at the daily quoted settlement prices.  Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board.  Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

Purchase and Redemption of Shares

The Prospectus describes the manner in which the Funds' shares may be purchased and redeemed. Shares of each Fund are offered directly to the public by the Distributor.

The purchase and redemption price of shares is the NAV next calculated after receipt of an order in proper form.  As described in the Prospectus, financial institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds' transfer agent (or their authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Each Fund reserves the right to refuse any purchase requests, particularly those that the Funds determine would not be in the best interests of the Fund or its shareholders, or that could adversely affect the Fund or its operations.

It is currently the Trust's policy to pay all redemptions in cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows a Fund to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of a Fund's net assets, the Fund has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Fund's net assets in securities instead of cash.  Shareholders may incur subsequent brokerage charges on the sale of any such securities so received in payment of redemptions.  A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit.  The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor and/or the Custodian are not open for business.

Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the "Servicing Plan") that allows the Funds to pay servicing fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions ("Service Organizations") that provide shareholder services ("Shareholder Servicing Activities").  Shareholder Servicing Activities include one or more of the following:  (1) establishing and maintaining accounts and records relating to shareholders of the Funds; (2) aggregating and processing orders involving the shares of the Funds and related payments; (3) maintaining and operating websites or other systems through which shareholders access the Funds and receive related services; (4) processing dividend and other distribution payments from the Funds on behalf of shareholders; (5) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (6) preparing tax reports or forms on behalf of shareholders; (7) facilitating the transmission of proxy statements, annual and semiannual reports, prospectuses (including summary prospectuses) and other communications from the Funds to shareholders; (8) assisting shareholders in changing the Funds' records as to their addresses, dividend options, account registrations or other data; (9) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Funds necessary for sub-accounting; (10) responding to shareholder inquiries relating to the services performed and other matters pertaining to the Funds; (11) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (12) receiving, tabulating and transmitting to the Funds proxies executed with respect to special meetings of shareholders of the Funds; (13) assisting in responding to regulatory inquiries regarding shareholders and the Funds; and (14) providing such other related services as the Funds or customers of the intermediary may reasonably request.  Under the Servicing Plan, each Fund may pay servicing fees to Service Organizations at an annual rate not to exceed 0.15% of the average daily value of net assets.

To the extent that the costs of the arrangements with the Service Organizations (1) are not paid out of the Servicing Plan or (2) are related to distribution or marketing of a Fund's shares and not paid out of the 12b-1 Plan, the Advisor may make additional payments, out of its own assets, to compensate Service Organizations for these arrangements. These additional payments are sometimes referred to as "revenue sharing" payments. The Advisor may benefit from these arrangements because the increase in the sale of Fund shares will result in an increase in a Fund's assets and consequently an increase in advisory fees.  These fees may be in addition to fees paid from a Fund's assets to them or other Service Organizations.

Portfolio Transactions

The Advisor invests Fund assets consistent with a Fund's investment objectives, strategies, policies and restrictions.  The Advisor will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved.

The Funds have no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities.  The Advisor may, from time to time, direct trades to certain brokers that provide favorable commission rates, consistent with its goal to seek best execution.  The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with SEC regulations.

For securities traded in the over-the-counter markets, the Advisor generally deals directly with the dealers who make markets in these securities unless better prices and execution are, in the Advisor's opinion, available elsewhere.  The Advisor negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Advisor generally seeks reasonably competitive commission rates, a Fund does not necessarily pay the lowest commissions available.  The Board periodically reviews the commission rates and the allocation of orders.

Portfolio transactions may be placed with broker-dealers who furnish the Advisor with investment research or services.  The commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided.  Such research or services include advice, both orally and in writing, as to:  the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Advisor, the Advisor receives a benefit.  Such research or services provided by a broker-dealer through whom the Advisor effects securities transactions for a Fund may be used by the Advisor in servicing all of its accounts.  In addition, the Advisor may not use all of the research and services provided by such broker-dealer in connection with the Fund.

The Trust also may enter into arrangements, commonly referred to as "brokerage/service arrangements," with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of a Fund's custodian, administrative or transfer agency fees, and in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker.  The Advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor.  If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts.  The simultaneous purchase or sale of the same securities by a Fund may negatively affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

No brokerage commission information is provided since the Funds had not commenced operations prior to the date of this SAI.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

No portfolio turnover rates are provided because the Funds had not commenced operations prior to the date of this SAI.

Taxes

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as "the Fund") and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify each year as a regulated investment company (sometimes referred to as a "regulated investment company," "RIC" or "fund") under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships ("QPTPs").

•
Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to such type of investment may adversely affect the Fund's ability to satisfy these requirements.  See, "Tax Treatment of Portfolio Transactions" below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund's income and performance.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund's allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund's after-tax performance.  See, "Taxation of Fund Distributions - Distributions of capital gains"  below.  For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes.  See, "Non-U.S. Investors — Capital gain dividends" and "— Interest-related dividends and short-term capital gain dividends" below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% "change in ownership" of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund's ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund's shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund's control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses.  The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, "Taxation of Fund Distributions - Distributions of capital gains" below).  A "qualified late year loss" includes:

1.
any net capital loss incurred after October 31 of the current taxable year or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year ("post-October capital losses"), and

2.
the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms "specified losses" and "specified gains" mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a PFIC for which a mark-to-market election is in effect. The terms "ordinary losses" and "ordinary income" mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income.  The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund's taxable year.  Also, the Fund will defer any "specified gain" or "specified loss" which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income.  The Fund receives ordinary income generally in the form of dividends and/or interest on its investments.  The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund's earnings and profits.  In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, "—Qualified dividend income for individuals" and "—Dividends-received deduction for corporations."

Distributions of capital gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the

Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital.  Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts ("REITs") (see, "Tax Treatment of Portfolio Transactions — Investments in U.S. REITs" below).

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  "Qualified dividend income" means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs and PFICs generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities.  At the time of your purchase of shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits.  If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.  The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund.

Tax credit bonds.  If the Fund holds, directly or indirectly, one or more "tax credit bonds" (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder's proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder's ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax.  A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. "Net investment income," for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder's net investment income or (2) the amount by which the shareholder's modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information.  The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares where the cost basis of the shares is known by the Fund (referred to as "covered shares") and that are disposed of after that date.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable NAV.

When required to report cost basis, the Fund will calculate it using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method.  For additional information regarding the Fund's available cost basis reporting methods, including its default method, please contact the Fund.  If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares.  The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders.  It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund's default method for covered shares.  If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method will be applied to your covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Conversion of shares into shares of the same Fund.  The conversion or exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes.  Thus, the conversion of Investor Class shares to Institutional Class shares generally will be tax-free for federal income tax purposes.  However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

Reportable transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under "Investment Policies and Associated Risks" for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund's investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund's transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund's investments in derivatives and foreign currency-denominated instruments, and the fund's transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund's fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election.  If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.  A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT's current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT's cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT's current and accumulated earnings and profits. Also, see, "Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)" and "Non-U.S. Investors — Investment in U.S. real property" below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund's pro rata share of any such taxes will reduce the fund's return on its investment.  A fund's investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in "PFIC investments." Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in "Taxation of the Fund — Foreign income tax." Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income).  Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund's income from a U.S. REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit ("REMIC") or equity interests in a "taxable mortgage pool" (referred to in the

Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs.  For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, "Taxation of the Fund."  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.  Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP.  Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Investments in convertible securities.  Convertible debt is ordinarily treated as a "single property" consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.  A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer's other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.

Investments in securities of uncertain tax character.  A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below.  However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends.  In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends and short-term capital gain dividends. Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. "Qualified interest income" includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends.  Additionally, the Fund's reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property.  The Foreign Investment in Real Property Tax Act of 1980 ("FIRPTA") makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest ("USRPI") as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain.  The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund's non-U.S. shareholders.  The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity.  A RIC will be classified as a qualified investment entity if, in general, 50% or more of the RIC's assets consist of interests in U.S. REITs and other U.S. real property holding corporations ("USRPHC").  If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return.

In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent's U.S. situs assets are below this threshold amount.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act ("FATCA").  Under FATCA, the Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions ("FFI") or nonfinancial foreign entities ("NFFE"): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements ("IGA") with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a "participating FFI," which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code ("FFI agreement") under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI's country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI's country of residence), which will, in turn, report the specified information to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Independent Registered Public Accounting Firm

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent registered public accounting firm, whose services include an audit of the Funds' financial statements and the performance of other related audit and tax services.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Funds' legal counsel.

Financial Statements

The audited financial statements of each Fund will be included in the Funds' Annual Report to Shareholders.When available, you may request a copy of the Funds' Annual Report at no charge by calling 1-844- 302-PENN (7366).

Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

 APPENDIX A

Standard & Poor's® Financial Services LLC ("S&P®") Corporate Bond Rating Definitions
AAA-Debt rated "AAA" has the highest rating assigned by S&P®. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB, B, CCC, CC-Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
CI-The rating "CI" is reversed for income bonds on which no interest is being paid.
D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.
Moody's Investors Service©, Inc. Corporate Bond Rating Definitions
Aaa-Bonds which are rated "Aaa" are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A-Bonds which are rated "A" possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.
Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B-Bonds which are rated "B" generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa-Bonds which are rated "Caa" are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.
A-1

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.
C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings, Inc.© Bond Rating Definitions
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB-Bonds are considered speculative.  The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B-Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.
CC-Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.
C-Bonds are in imminent default in payment of interest or principal.
DDD, DD, D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.
A-2

Appendix B

The following information is a summary of the proxy voting guidelines for the Advisor
Penn Capital Management Company, Inc.
Introduction
Penn Capital has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the economic interest of its clients.
This policy sets forth the guidelines that Penn Capital uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios.
How Advisor Votes Proxies
For clients that give us authority to vote proxies, we have the ability to tailor voting.  We vote proxies based on a client's instruction or a client's legal structure, such as an ERISA pension plan.  Absent legal structure considerations or specific instructions, clients' proxies are voted in accordance with what Penn Capital believes is in the economic interest of the shareholders, in consultation with our proxy research provider, as described below.  Additionally, some clients contractually reserve the right to vote their own proxies or contractually direct us to vote their proxies in a certain manner.
We utilize the services of the research firm of Glass Lewis & Co. ("Glass Lewis") to provide proxy research and voting recommendations. Recommendations are based on objective analysis.  Penn Capital does not consider recommendations from Glass Lewis to be determinative of its ultimate decision. Rather, Penn Capital exercises its independent judgment in making voting decisions and reserves the right to vote contrary to Glass Lewis recommendations in the event that Penn Capital determines that it is in the client's interest.
We utilize the services of the Proxy Edge automated voting system provided by Broadridge to electronically vote ballots. Broadridge notifies Penn Capital in advance of the board meetings, provides the appropriate proxies to be voted, and maintains records of proxy statements received and votes cast.
Proxy Voting Guidelines
The following Glass Lewis guidelines have been adopted by Penn Capital to objectively evaluate proxy votes that are in the economic interest of our clients. These guidelines are not an exhaustive list of all the issues that may arise and Penn Capital cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.
1.
Board of Directors: The election of directors and an independent board is important to ethical and effective corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Advisor supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Advisor generally votes against management efforts to classify a board and generally supports proposals to declassify the board of directors. Advisor considers withholding votes from directors with an unsatisfactory attendance record. While generally in favor of separating Chairman and CEO positions, Advisor will review this issue on a case-by-case basis, considering other factors, including the company's corporate governance guidelines and performance. Advisor evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.

2.
Ratification of Auditors: In light of several high profile accounting scandals, Glass Lewis closely scrutinizes the role and performance of auditors. On a case-by-case basis, Glass Lewis examines proposals relating to non-audit relationships and non-audit fees. Glass Lewis considers, on a case-by-case basis, proposals to rotate auditors, and votes against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

3.
Management & Director Compensation: A company's equity-based compensation plan should align with the shareholders' long-term interests. Glass Lewis evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Advisor generally opposes plans that have the potential to be excessively dilutive. The Advisor generally supports employee stock option plans. Severance compensation arrangements are reviewed on a case-by-case basis, although Advisor generally opposes "golden parachutes" that are considered excessive. Advisor normally supports proposals that require a percentage of director compensation be in the form of common stock, as it aligns their interests with those of the shareholders. Advisor reviews on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans, and continues to monitor future developments in this area.
4.
Anti-Takeover Mechanisms and Related Issues: Advisor generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Glass Lewis conducts an independent review of each anti-takeover proposal. Occasionally, Advisor may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Client interests as stockholders. Advisor generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Advisor evaluates shareholder rights' plans on a case-by-case basis to determine whether they warrant support. Advisor generally votes against any proposal to issue stock that has unequal or subordinate voting rights. Additionally, Advisor generally opposes any supermajority voting requirements as well as the payment of "greenmail." Advisor usually supports "fair price" provisions and confidential voting.

5.
Changes to Capital Structure: Advisor realizes that a company's financing decisions significantly impact its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Glass Lewis will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Advisor generally votes against dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Advisor generally votes in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Glass Lewis reviews proposals seeking preemptive rights on a case-by-case basis.

6.
Social and Corporate Policy Issues: As a fiduciary, Advisor is primarily concerned about the financial interests of its Clients. Advisor generally gives management discretion with regard to social, environmental and ethical issues, although Advisor may vote in favor of those issues that are believed to have significant economic benefits or implications.

Responsibility and Oversight
Penn Capital has established a Proxy Voting Committee, which is responsible for the review and approval of the firm's written Proxy Policy procedures and guidelines.  The firm's Chief Compliance Officer monitors regulatory developments with respect to proxy voting and works with the Proxy Voting Committee to develop policies that implement those requirements.  Daily administration of the proxy voting process is the responsibility of the Portfolio Accounting department.
Penn Capital will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Penn Capital may be unable to vote a proxy, or may choose not to vote a proxy, such as where: (i) the proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Penn Capital votes a proxy or where Penn Capital is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective powers of attorney; (v) Penn Capital held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) Penn Capital believes it is not in the best interest of a Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. In some foreign jurisdictions, even if Penn Capital uses reasonable efforts to vote a proxy on behalf of a Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which Penn Capital does not have sufficient notice; and (c) the exercise by the issuer of its discretion to reject the vote of Penn Capital.
Conflicts of Interest
Conflicts of interest will be resolved in favor of the clients' interests. The CCO is responsible for resolving potential conflicts of interest in the proxy voting process. Examples of potential conflicts of interest include:

1.	Advisor or principals have a business or personal relationship with participants in a proxy contest, corporate directories or candidates for directorships;
2.	The Advisor or principals have a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast.
When a potential material conflict of interest exists, Penn Capital will obtain Client consent before voting.  Penn Capital will provide the Client with sufficient information regarding the shareholder vote and the Advisor's potential conflict, so the Client can make an informed decision whether to consent.

PENN CAPITAL FUNDS TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Articles of Incorporation

	(1)	Certificate of Trust(1)

	(2)	Amended and Restated Agreement and Declaration of Trust dated October 21, 2015(2)

(b)		By-Laws effective as of August 29, 2014(1)

(c)		Instruments Defining Rights of Security Holders

	(1)	Agreement and Declaration of Trust
(i) Article III: Shares
(ii) Article V: Shareholders' Voting Powers and Meetings
(iii) Article VI: Net Asset Value; Distributions; Redemptions; Transfers
(iv) Article VIII: Certain Transactions, Section 4
(v) Article X: Miscellaneous, Section 4

	(2)	By-Laws
(i) Article II: Meetings of Shareholders
(ii) Article VI: Records and Reports, Sections 1, 2, and 3
(iii) Article VII: General Matters, Sections 3, 4, 6, and 7
(iv) Article VIII: Amendments, Section 1

(d)		Investment Advisory Contracts

	(1)	Form of Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc.(2)

	(2)	Form of Expense Limitation Agreement between the Registrant and Penn Capital Management Company, Inc.(2)

(e)		Distribution Agreement between the Registrant and Foreside Fund Services, LLC(2)

(f)		Bonus or profit sharing contracts – none

(g)		Custody Agreement between the Registrant and U.S. Bank National Association(2)

(h)		Other Material Contracts

	(1)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

	(2)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

	(3)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

	(4)	Fund CCO Agreement between the Registrant and Foreside Compliance Services, LLC(2)

	(5)	Form of Shareholder Servicing Plan(2)

(i)		Opinion and Consent of counsel(2)

(j)		Other Opinions

	(1)	Consent of Independent Registered Public Accounting Firm(3)

	(2)	Power of Attorney(2)

	(3)	Consent of ACA Performance Services(3)

(k)		Omitted Financial Statements – none

(l)		Initial Capital Agreement(2)

(m)		Form of Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1(2)

(n)		Form of Rule 18f-3 Multiple Class Plan(2)

(o)		Reserved

(p)	(1)	Code of Ethics of PENN Capital Funds Trust(2)

	(2)	Code of Ethics of Penn Capital Management Company, Inc.(2)

	(3)	Code of Ethics of Foreside Financial Group, LLC(2)

(1) Incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 13, 2014.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 18, 2015.

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2016.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None.

Item 30.  Indemnification

Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Indemnification of Registrant's Trustees, officers, advisor, distributor, custodian, administrator, transfer agent and accounting services provider against certain stated liabilities is provided for in the following documents:

(a)  Section 7 of the Investment Advisory Agreement, as previously filed and incorporated herein by reference.

(b)  Sections 7 and 8 of the Distribution Agreement, as previously filed and incorporated herein by reference.

(c)  Article X, Section 10.01 of the Custody Agreement, as previously filed and incorporated herein by reference.

(d)  Section 6 of the Fund Administration Servicing Agreement, as previously filed and incorporated herein by reference.

(e)  Section 8 of the Transfer Agent Servicing Agreement and Exhibit C thereto, as previously filed and incorporated herein by reference.

(f)  Section 9 of the Fund Accounting Servicing Agreement, as previously filed and incorporated herein by reference.

(g)  Section 3 of the Fund CCO Agreement, as previously filed and incorporated herein by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Item 31.  Business and Other Connections of Investment Adviser

Penn Capital Management Company, Inc., the investment advisor to each series of the Trust, is a registered investment advisor.  For additional information, please see Penn Capital Management Company, Inc.'s Form ADV (SEC File No. 801-31452), incorporated herein by reference, which sets forth the directors and officers of Penn Capital Management Company, Inc. and information as to any business, profession, vocation or employment of a substantial nature engaged in by Penn Capital Management Company, Inc. and its directors and officers during the past two years.

Item 32.  Principal Underwriter

Foreside Fund Services, LLC (the "Distributor") serves as principal underwriter for each series of the Trust.

(a) The Distributor serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	American Beacon Funds
5.	American Beacon Select Funds
6.	Archstone Alternative Solutions Fund
7.	Ark ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Center Coast MLP & Infrastructure Fund
14.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
15.	Context Capital Funds
16.	CornerCap Group of Funds
17.	Davis Fundamental ETF Trust
18.	Direxion Shares ETF Trust
19.	Eaton Vance NextShares Trust
20.	Eaton Vance NextShares Trust II
21.	EIP Investment Trust
22.	Evanston Alternative Opportunities Fund
23.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
24.	FEG Absolute Access Fund I LLC
25.	FlexShares Trust
26.	Forefront Income Trust
27.	Forum Funds
28.	Forum Funds II
29.	FQF Trust
30.	Guinness Atkinson Funds
31.	Henderson Global Funds
32.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
33.	Horizons ETF Trust
34.	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
35.	Infinity Core Alternative Fund
36.	Ironwood Institutional Multi-Strategy Fund LLC
37.	Ironwood Multi-Strategy Fund LLC
38.	John Hancock Exchange-Traded Fund Trust
39.	Lyons Funds
40.	Manor Investment Funds
41.	Miller/Howard Funds Trust
42.	Miller/Howard High Income Equity Fund
43.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
44.	Montage Managers Trust

45.	OSI ETF Trust
46.	Palmer Square Opportunistic Income Fund
47.	PENN Capital Funds Trust
48.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
49.	Pine Grove Alternative Institutional Fund
50.	Plan Investment Fund, Inc.
51.	PMC Funds, Series of Trust for Professional Managers
52.	Quaker Investment Trust
53.	Ramius Archview Credit and Distressed Fund
54.	Renaissance Capital Greenwich Funds
55.	RMB Investors Trust (f/k/a Burnham Investors Trust)
56.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
57.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
58.	Salient MF Trust
59.	SharesPost 100 Fund
60.	Sound Shore Fund, Inc.
61.	Steben Alternative Investment Funds
62.	Steben Select Multi-Strategy Fund
63.	Strategy Shares
64.	The 504 Fund (f/k/a The Pennant 504 Fund)
65.	The Community Development Fund
66.	Third Avenue Trust
67.	Third Avenue Variable Series Trust
68.	TIFF Investment Program
69.	Turner Funds
70.	U.S. Global Investors Funds
71.	Victory CEMP US 500 Volatility Wtd Index ETF, a Series of Victory Portfolios II
72.	Victory CEMP US Small Cap Volatility Wtd Index ETF, a Series of Victory Portfolios II
73.	Victory CEMP International Volatility Wtd Index ETF, a Series of Victory Portfolios II
74.	Victory CEMP Emerging Market Volatility Wtd Index ETF, a Series of Victory Portfolios II
75.	Victory CEMP US Large Cap High Div Volatility Wtd Index ETF, a Series of Victory Portfolios II
76.	Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, a Series of Victory Portfolios II
77.	Victory CEMP International High Div Volatility Wtd Index ET, a Series of Victory Portfolios II
78.	Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
79.	Victory CEMP US 500 Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
80.	Victory CEMP Developed Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
81.	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
82.	Wakefield Managed Futures Strategy Fund, a Series of Wakefield Alternative Series Trust
83.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
84.	Wintergreen Fund, Inc.
85.	WisdomTree Trust

(b) The following information is furnished with respect to the directors and officers of the Distributor. The Distributor's main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, Maine 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100,	Vice President	None

Portland, Maine 04101
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, Maine 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, Maine 04101	Secretary	None

(c) Not applicable

Item 33.   Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

(a)      PENN Capital Funds Trust, Navy Yard Corporate Center, 1200 Intrepid Avenue, Suite 400, Philadelphia, Pennsylvania 19112;

(b)      Penn Capital Management Company, Inc., Navy Yard Corporate Center, 1200 Intrepid Avenue, Suite 400, Philadelphia, Pennsylvania 19112, for records relating to its function as investment adviser;

(c)      U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, for records relating to its function as administrator, fund accountant, transfer agent and dividend disbursing agent;

(d)      U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212, for records relating to its function as custodian; and

(e)      Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, for records relating to its function as principal underwriter.

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and State of Pennsylvania, on April 10, 2017.

PENN Capital Funds Trust

By: /s/ Richard A. Hocker*
Richard A. Hocker
President and Trustee

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Richard A. Hocker*	President and Trustee	April 10, 2017
Richard A. Hocker

/s/ Gerald McBride	Treasurer	April 10, 2017
Gerald McBride

/s/ Dennis S. Hudson*	Trustee	April 10, 2017
Dennis S. Hudson, III

/s/ John R. Schwab*	Trustee	April 10, 2017
John R. Schwab

*By: /s/ Lisa L.B. Matson
      Lisa L.B. Matson
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed and incorporated herein by reference)